UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/13

Item 1. Reports to Stockholders.

DECEMBER 31, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Franklin California Insured Tax-Free Income Fund

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin California Tax-Exempt Money Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

TAX-FREE INCOME

FRANKLIN CALIFORNIA TAX-FREE TRUST

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents

Shareholder Letter	1	Semiannual Report	Franklin California		Financial Highlights and
			Intermediate-Term Tax-Free		Statements of Investments	27
		State Update and Municipal	Income Fund	15
		Bond Market Overview	4		Financial Statements	57
			Franklin California
		Franklin California	Tax-Exempt Money Fund	23	Notes to Financial Statements	62
		Insured Tax-Free Income Fund	7
					Shareholder Information	73

| 1

Semiannual Report

State Update and Municipal Bond Market Overview

California’s economic recovery continued during the six-month period ended December 31, 2013, supported by increases in wages, building permits and construction activity. Two key barometers of the state’s recovery, its housing sales and unemployment rate levels, however, faced temporary difficulties during the summer months. California’s housing market experienced strong growth during the first half of 2013 that buoyed the economy. Home sales began to decline in July, however, after rising prices and interest rates prompted some potential buyers to wait for prices to stabilize and more inventory to become available. The state’s unemployment rate initially rose to 8.9% in August after a large number of job seekers reentered the labor force, but gradually fell to 8.3% at period-end based on positive economic reports, strong consumer spending levels and a surge in retail hiring for the holiday shopping season.1 Although California’s unemployment rate has generally declined since early 2012 amid solid job growth in December, it remained higher than the 6.7% national average.1

California’s improved economic standing was accompanied by higher tax revenues driven by a rise in personal income taxes. The state ended fiscal year 2013 on June 30 with a lower-than-projected general fund cash deficit, which helped the state strengthen its liquidity and reduce borrowing needs for fiscal year 2014. With estimated recurring revenues sufficient to fund California’s constitutional and statutory funding obligations, the enacted fiscal year 2014 budget was structurally balanced. According to independent credit rating agency Standard & Poor’s, the budget was relatively cautious by projecting a slight decline in general fund revenue compared to fiscal year 2013. The governor and legislature’s agreement on a general fund spending level that was among the past 30 years’ lowest, as a percentage of state personal income, resulted in a projected operating surplus for fiscal year 2014. In response, advocates representing schools, hospitals and other social services that experienced spending cuts in recent years called for budget revisions that would restore or expand their programs. The governor’s administration sought to temper spending expectations by citing the tax cuts and spending commitments based on one-time spikes in capital gains that hurt the state’s finances in the past. Instead, the governor would rather use the surplus to pay down California’s debt and maintain a reserve fund.

1. Source: Bureau of Labor Statistics.

4 | Semiannual Report

The state’s net tax-supported debt was $2,565 per capita and 5.8% of personal income, compared with the $1,074 and 2.8% national medians.2 Although California’s debt levels ranked among the nation’s highest, independent credit rating agency Moody’s Investors Service assigned California’s general obligation bonds an A1 rating with a stable outlook.3 Moody’s rating reflected the state’s volatile tax structure and governance issues that have made it difficult to address economic and revenue downturns, a recent surge in revenue and signs of economic recovery that have strengthened California’s financial position, and modest governance changes that led to several on-time budget passages. Moody’s attributed the stable outlook to the state’s stabilized economy and finances.

During the six-month period ended December 31, 2013, the municipal bond market suffered a sell-off, leading municipal bonds to be among the worst fixed income performers. The Barclays Municipal Bond Index, which tracks investment-grade municipal securities, posted a +0.14% total return for the six-month period including a 2.29% drop from July through August.4 In comparison, the Barclays U.S. Treasury Index had a -0.65% six-month return.4

A dramatic market drop began in June largely as a result of Federal Reserve Board (Fed) Chairman Ben Bernanke’s comments in May that the Fed could begin tapering its bond buying in the coming months. Because of investors’ negative reactions, interest rates rose rapidly and the municipal bond and Treasury markets dramatically lost value. Fears of declining bond prices were heightened when minutes from the Fed’s July meeting included more discussion of tapering. Municipal bond mutual funds experienced persistent, large outflows that accelerated during August. Selling in the Treasury and municipal bond markets caused yields on longer term bonds to rise faster than yields on shorter maturity bonds in both markets, but the yield difference was more pronounced for municipal bonds. Because bond yields move in the opposite direction from prices, the yield changes led to two significant developments during the July through August selloff — municipal bonds underperformed Treasury bonds and longer term municipal bonds fared worse than shorter term municipal bonds.

In September, the Fed decided not to begin tapering and said it would maintain the current level of bond purchases and wait for more evidence of sustained economic growth. As a result, the municipal bond market posted a positive return for the second half of the reporting period. In December, the Fed

2. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.
3. This does not indicate Moody’s rating of the Fund.
4. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Semiannual Report | 5

announced it would modestly reduce the pace of its bond buying program beginning in January while maintaining historically low interest rates. The bond market showed little reaction to the news.

The changes in municipal bond yields for the reporting period were noteworthy when weighed against the volume of newly issued municipal bonds. Despite a contraction to the overall size of the municipal bond market, investors drove yields upward, especially for bonds with longer maturities.

Declining municipal bond prices during the period under review were not solely attributable to a general increase in interest rates. Several headline stories shook investor confidence in the municipal bond asset class. The City of Detroit, Michigan, filed for bankruptcy, the largest municipal bankruptcy filing in U.S. history. With Puerto Rico general obligation (GO) debt one step above non-investment grade (junk status), in mid-November, independent credit rating agency Fitch Ratings put Puerto Rico GO debt on rating watch for a junk status downgrade. Furthermore, in December, Moody’s placed Puerto Rico debt on negative watch. The City of Chicago suffered a three-notch downgrade by Moody’s and Fitch. In addition to specific credit rating stories, reports from rating agencies and research organizations cited underfunded pension liabilities among several states and large municipalities that could affect their fiscal stability. Bonds issued by municipalities involved in such stories have often experienced price erosion in secondary trading, but the extent of price erosion and the contagion to related issues have been unpredictable. Fallout from such headlines during the past six months was no exception. Bonds issued by Detroit or closely related issuers sold off sharply, but Michigan bonds included in the Barclays Municipal Bond Index performed in line with the index. Unlike Detroit, Illinois and Puerto Rico issues sold off more broadly and under-performed the index. For Franklin California Intermediate-Term Tax-Free Income Fund, exposure to Puerto Rico debt was a source of drag on performance during the reporting period.

As of December 31, 2013, municipal bond yields exceeded those of comparable maturity Treasury bonds and many other high-quality bonds. Their tax-exempt nature enhanced municipal bonds’ relative value.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to help maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

Franklin California

Insured Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin California Insured Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in insured municipal securities that pay interest free from such taxes.1, 2

This semiannual report for Franklin California Insured Tax-Free Income Fund covers the period ended December 31, 2013. The Fund closed to all new investments (other than reinvestment of dividends or capital gain distributions) at AAA the close of market on March 1, 2013.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 30.

Semiannual Report | 7

Dividend Distributions*
Franklin California Insured Tax-Free Income Fund
7/1/13–12/31/13
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
July	4.06	3.48	4.17
August	4.06	3.48	4.17
September	4.21	3.65	4.29
October	4.31	3.75	4.39
November	4.41	3.85	4.49
December	4.41	3.82	4.46
Total	25.46	22.03	25.97

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.33 on June 30, 2013, to $12.09 on December 31, 2013. The Fund’s Class A shares paid dividends totaling 25.46 cents per share for the same period.3 The Performance Summary beginning on page 10 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.19%, based on an annualization of December’s 4.41 cent per share dividend and the maximum offering price of $12.63 on December 31, 2013. An investor in the 2014 maximum combined effective federal and California personal income tax bracket of 50.83% (including 3.8% Medicare tax) would need to earn a distribution rate of 8.52% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

3. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

8 | Semiannual Report

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to help maximize income distribution.

Manager’s Discussion

Consistent with our strategy, we sought to remain fully invested in bonds that maintain an average weighted maturity of 15 to 30 years with good call features. Based on the combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve in which interest rates for longer term bonds are higher than those for shorter term bonds, we favored the use of longer term bonds. We believe our conservative, buy-and-hold investment strategy can help us achieve relatively high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin California Insured Tax-Free Income Fund. We look forward to serving your future investment needs.

Portfolio Breakdown
Franklin California
Insured Tax-Free Income Fund
12/31/13
% of Total
Long-Term Investments*
General Obligation	30.0%
Transportation	17.8%
Hospital & Health Care	13.0%
Subject to Government Appropriations	12.1%
Tax-Supported	8.7%
Utilities	6.6%
Refunded	5.1%
Higher Education	4.3%
Housing	1.6%
Other Revenue	0.8%

*Does not include short-term investments and other
net assets.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 9

Performance Summary as of 12/31/13

Franklin California Insured Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FRCIX)			Change	12/31/13	6/30/13
Net Asset Value (NAV)		-$	0.24	$12.09	$12.33
Distributions (7/1/13–12/31/13)
Dividend Income	$0.2546
Class C (Symbol: FRCAX)			Change	12/31/13	6/30/13
Net Asset Value (NAV)		-$	0.25	$12.25	$12.50
Distributions (7/1/13–12/31/13)
Dividend Income	$0.2203
Advisor Class (Symbol: FZCAX)			Change	12/31/13	6/30/13
Net Asset Value (NAV)		-$	0.24	$12.11	$12.35
Distributions (7/1/13–12/31/13)
Dividend Income	$0.2597

10 | Semiannual Report

Performance Summary (continued)

Performance
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Class A: 4.25%
maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.
Class A		6-Month	1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	0.14%	-3.35%	+	34.86%	+	47.90%
Average Annual Total Return[2]		-4.14%	-7.47%	+	5.26%	+	3.54%
Distribution Rate[3]			4.19%
Taxable Equivalent Distribution Rate[4]			8.52%
30-Day Standardized Yield[5]			3.77%
Taxable Equivalent Yield[4]			7.67%
Total Annual Operating Expenses[6]			0.60%
Class C		6-Month	1-Year		5-Year		10-Year
Cumulative Total Return[1]		-0.23%	-3.92%	+	31.19%	+	39.96%
Average Annual Total Return[2]		-1.21%	-4.85%	+	5.58%	+	3.42%
Distribution Rate[3]			3.74%
Taxable Equivalent Distribution Rate[4]			7.61%
30-Day Standardized Yield[5]			3.38%
Taxable Equivalent Yield[4]			6.87%
Total Annual Operating Expenses[6]			1.15%
Advisor Class[7]		6-Month	1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	0.18%	-3.26%	+	35.70%	+	48.84%
Average Annual Total Return[2]	+	0.18%	-3.26%	+	6.30%	+	4.06%
Distribution Rate[3]			4.42%
Taxable Equivalent Distribution Rate[4]			8.99%
30-Day Standardized Yield[5]			4.01%
Taxable Equivalent Yield[4]			8.16%
Total Annual Operating Expenses[6]			0.50%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 11

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified Fund. To the extent the Fund has investments in other states or U.S. territories, such as Puerto Rico, adverse economic and regulatory changes in such states or territories may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. Distribution rate is based on an annualization of the respective class’s December dividend and the maximum offering price (NAV for Classes C and
Advisor) per share on 12/31/13.
4. Taxable equivalent distribution rate and yield assume the published rates as of 12/18/13 for the maximum combined effective federal and
California personal income tax rate of 50.83%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
5. The 30-day standardized yield for the 30 days ended 12/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Effective 10/31/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/31/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/31/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/31/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +34.66% and +5.93%.

12 | Semiannual Report

Your Fund’s Expenses

Franklin California Insured Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 7/1/13	Value 12/31/13	Period* 7/1/13–12/31/13
Actual	$1,000	$1,001.40	$2.93
Hypothetical (5% return before expenses)	$1,000	$1,022.28	$2.96
Class C
Actual	$1,000	$997.70	$5.79
Hypothetical (5% return before expenses)	$1,000	$1,019.41	$5.85
Advisor Class
Actual	$1,000	$1,001.80	$2.52
Hypothetical (5% return before expenses)	$1,000	$1,022.68	$2.55

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.58%; C: 1.15%; and Advisor: 0.50%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

14 | Semiannual Report

Franklin California

Intermediate-Term Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin California Intermediate-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of 3 to 10 years.

Credit Quality Breakdown*
Franklin California Intermediate-Term Tax-Free Income Fund
12/31/13
% of Total
Ratings	Long-Term Investments**
AAA	4.3%
AA	47.7%
A	30.8%
BBB	12.7%
Below Investment Grade	0.3%
Not Rated	4.2%

*Standard & Poor’s (S&P) is used as the primary independent rating agency source. Moody’s is secondary, and Fitch, if available, is used for securities not rated by Moody’s or S&P. The ratings are an indication of an issuer’s credit-
worthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.
**Does not include short-term investments and other net assets.

This semiannual report for Franklin California Intermediate-Term Tax-Free Income Fund covers the period ended December 31, 2013.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 43.

Semiannual Report | 15

Dividend Distributions*

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Franklin California Intermediate-Term Tax-Free Income Fund
7/1/13–12/31/13
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
July	3.08	2.53	3.17
August	3.08	2.53	3.17
September	3.13	2.62	3.21
October	3.23	2.72	3.31
November	3.23	2.72	3.31
December	3.23	2.70	3.32
Total	18.98	15.82	19.49

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.73 on June 30, 2013, to $11.60 on December 31, 2013. The Fund’s Class A shares paid dividends totaling 18.98 cents per share for the same period.2 The Performance Summary beginning on page 18 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.27%, based on an annualization of December’s 3.23 cent per share dividend and the maximum offering price of $11.87 on December 31, 2013. An investor in the 2014 maximum combined effective federal and California personal income tax bracket of 50.83% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.65% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

16 | Semiannual Report

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to help maximize income distribution.

Manager’s Discussion

Consistent with our strategy, we sought to remain fully invested in bonds that maintain an average weighted maturity of 3 to 10 years. We believe our conservative, buy-and-hold investment strategy can help us achieve relatively high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin California Intermediate-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

Portfolio Breakdown
Franklin California Intermediate-Term
Tax-Free Income Fund
12/31/13
% of Total
Long-Term Investments*
General Obligation	19.6%
Utilities	17.1%
Tax-Supported	16.7%
Subject to Government Appropriations	16.1%
Hospital & Health Care	10.8%
Transportation	8.0%
Higher Education	4.2%
Refunded	3.6%
Other Revenue	2.3%
Housing	1.6%

*Does not include short-term investments and other
net assets.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 17

Performance Summary as of 12/31/13

Franklin California Intermediate-Term Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FKCIX)			Change	12/31/13	6/30/13
Net Asset Value (NAV)		-$	0.13	$11.60	$11.73
Distributions (7/1/13–12/31/13)
Dividend Income	$0.1898
Class C (Symbol: FCCIX)			Change	12/31/13	6/30/13
Net Asset Value (NAV)		-$	0.13	$11.64	$11.77
Distributions (7/1/13–12/31/13)
Dividend Income	$0.1582
Advisor Class (Symbol: FRCZX)			Change	12/31/13	6/30/13
Net Asset Value (NAV)		-$	0.13	$11.62	$11.75
Distributions (7/1/13–12/31/13)
Dividend Income	$0.1949

18 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Class A: 2.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	0.52%		-1.69%	+	33.84%	+	44.78%
Average Annual Total Return[2]		-1.75%		-3.90%	+	5.52%	+	3.53%
Distribution Rate[3]			3.27%
Taxable Equivalent Distribution Rate[4]			6.65%
30-Day Standardized Yield[5]			2.54%
Taxable Equivalent Yield[4]			5.17%
Total Annual Operating Expenses[6]			0.63%
Class C		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	0.24%		-2.22%	+	30.33%	+	37.16%
Average Annual Total Return[2]		-0.75%		-3.17%	+	5.44%	+	3.21%
Distribution Rate[3]			2.78%
Taxable Equivalent Distribution Rate[4]			5.65%
30-Day Standardized Yield[5]			2.06%
Taxable Equivalent Yield[4]			4.19%
Total Annual Operating Expenses[6]			1.18%
Advisor Class[7]		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	0.56%		-1.60%	+	34.67%	+	45.70%
Average Annual Total Return[2]	+	0.56%		-1.60%	+	6.13%	+	3.84%
Distribution Rate[3]			3.43%
Taxable Equivalent Distribution Rate[4]			6.98%
30-Day Standardized Yield[5]			2.71%
Taxable Equivalent Yield[4]			5.51%
Total Annual Operating Expenses[6]			0.53%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 19

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified Fund. To the extent the Fund has investments in other states or U.S. territories, such as Puerto Rico, adverse economic and regulatory changes in such states or territories may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes
C and Advisor) per share on 12/31/13.
4. Taxable equivalent distribution rate and yield assume the rates published as of 12/18/13 for the maximum combined effective federal and
California personal income tax rate of 50.83%, based on the federal income tax rate of 39.60% plus 3.8% to Medicare tax.
5. The 30-day standardized yield for the 30 days ended 12/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Effective 10/31/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/31/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/31/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/31/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +33.36% and +5.73%.

20 | Semiannual Report

Your Fund’s Expenses

Franklin California Intermediate-Term Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 21

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 7/1/13	Value 12/31/13	Period* 7/1/13–12/31/13
Actual	$1,000	$1,005.20	$3.18
Hypothetical (5% return before expenses)	$1,000	$1,022.03	$3.21
Class C
Actual	$1,000	$1,002.40	$5.96
Hypothetical (5% return before expenses)	$1,000	$1,019.26	$6.01
Advisor Class
Actual	$1,000	$1,005.60	$2.68
Hypothetical (5% return before expenses)	$1,000	$1,022.53	$2.70
*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

22 | Semiannual Report

Franklin California Tax-Exempt Money Fund

Your Fund’s Goal and Main Investments: Franklin California Tax-Exempt Money Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital and liquidity.1 The Fund’s portfolio invests at least 80% of its total assets in securities that pay interest free from such taxes. The Fund tries to maintain a stable $1.00 share price.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

An investment in the Fund is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This semiannual report for Franklin California Tax-Exempt Money Fund covers the period ended December 31, 2013.

Performance Overview

In an effort to promote continued economic recovery, the Federal Reserve Board (Fed) held short-term interest rates at a historically low level during the six-month period under review, which affected money market portfolio yields. As a result, Franklin California Tax-Exempt Money Fund’s seven-day effective yield was unchanged at 0.00% from June 30, 2013, through December 31, 2013.

Investment Strategy

Under normal market conditions, we invest at least 80% of the Fund’s total assets in high-quality, short-term municipal securities whose interest is free from federal and California state personal income taxes. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 54.

Semiannual Report | 23

Performance Summary[1]
Franklin California Tax-Exempt Money Fund
Symbol: FCLXX
12/31/13

Seven-day effective yield[2]	0.00%
Seven-day annualized yield	0.00%
Taxable equivalent yield [3]	0.00%
Total annual operating expenses [4]	0.53%

1. The Fund has a voluntary fee waiver in efforts to prevent a negative yield. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower. There is no guarantee the Fund will be able to avoid a negative yield.

2. Seven-day effective yield assumes the compounding of daily dividends, if any.

3. Taxable equivalent yield assumes the published rates as of 12/18/13 for the maximum combined effective federal and California personal income tax rate of 50.83%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

4. The figure is as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Annualized and effective yields are for the seven-day period ended 12/31/13. The Fund’s average weighted life and average weighted maturity were each 5 days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Manager’s Discussion

During the period under review, short-term municipal bond yields remained relatively low as the Federal Open Market Committee kept rates unchanged, maintaining the federal funds target rate in a range of 0% to 0.25% and the discount rate at 0.75%. In addition, the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, a weekly index of variable rate securities, which make up a large portion of Franklin California Tax-Exempt Money Fund, also stayed relatively low. The SIFMA rate ranged from a high during the reporting period of 0.10% on October 23, 2013, to a low of 0.05%, which occurred first on July 3, 2013, and recurred eight more times. SIFMA ended the period at 0.06%.2

During the period, variable rate demand note (VRDN) issuance was extremely low compared to recent years, and demand for well-structured VRDNs supported low rates. The Fund continued to be very selective in purchasing high-quality securities. In this environment, the Fund’s yield remained at 0.00% for the period.

During the review period, the Fund participated in several issues including State of California Revenue Anticipation Notes, Los Angeles Department of Water and Power VRDN and Sacramento Municipal Utility District VRDN.

Thank you for your continued participation in Franklin California Tax-Exempt Money Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2. Source: SIFMA.

24 | Semiannual Report

Your Fund’s Expenses

Franklin California Tax-Exempt Money Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 25

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
	Value 7/1/13	Value 12/31/13	Period* 7/1/13–12/31/13
Actual	$1,000	$1,000.00	$0.25
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26
*Expenses are calculated using the most recent annualized six-month expense ratio, net of voluntary expense waivers, of 0.05%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

26 | Semiannual Report

Franklin California Tax-Free Trust

Financial Highlights

Franklin California Insured Tax-Free Income Fund
	Six Months Ended
	December 31, 2013			Year Ended June 30,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of period	$12.33	$12.72	$11.76	$12.07	$11.45	$12.19
Income from investment operations[a]:
Net investment income[b]	0.27	0.50	0.54	0.55	0.55	0.55
Net realized and unrealized gains
(losses)	(0.26)	(0.39)	0.96	(0.31)	0.62	(0.75)
Total from investment operations	0.01	0.11	1.50	0.24	1.17	(0.20)
Less distributions from net investment
income	(0.25)	(0.50)	(0.54)	(0.55)	(0.55)	(0.54)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$12.09	$12.33	$12.72	$11.76	$12.07	$11.45

Total return[e]	0.14%	0.71%	12.96%	2.08%	10.33%	(1.54)%

Ratios to average net assets[f]
Expenses	0.58%	0.60%	0.60%	0.61%	0.61%	0.61%
Net investment income	4.41%	3.88%	4.34%	4.63%	4.60%	4.74%

Supplemental data
Net assets, end of period (000’s)	$1,545,388	$1,777,179	$1,884,339	$1,715,495	$1,899,692	$1,780,448
Portfolio turnover rate	11.12%	15.99%	11.93%	12.49%	14.19%	13.04%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 27

Franklin California Tax-Free Trust
Financial Highlights (continued)

Franklin California Insured Tax-Free Income Fund
	Six Months Ended
	December 31, 2013		Year Ended June 30,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.50	$12.88	$11.90	$12.21	$11.57	$12.32
Income from investment operations[a]:
Net investment income[b]	0.24	0.44	0.47	0.49	0.49	0.49
Net realized and unrealized gains (losses)	(0.27)	(0.40)	0.98	(0.32)	0.63	(0.76)
Total from investment operations	(0.03)	0.04	1.45	0.17	1.12	(0.27)
Less distributions from net investment income	(0.22)	(0.42)	(0.47)	(0.48)	(0.48)	(0.48)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$12.25	$12.50	$12.88	$11.90	$12.21	$11.57

Total return[e]	(0.23)%	0.22%	12.35%	1.49%	9.79%	(2.15)%

Ratios to average net assets[f]
Expenses	1.15%	1.15%	1.15%	1.16%	1.16%	1.16%
Net investment income	3.84%	3.33%	3.79%	4.08%	4.05%	4.19%

Supplemental data
Net assets, end of period (000’s)	$211,658	$269,209	$283,985	$234,494	$252,630	$186,238
Portfolio turnover rate	11.12%	15.99%	11.93%	12.49%	14.19%	13.04%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

28 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin California Tax-Free Trust
Financial Highlights (continued)

Franklin California Insured Tax-Free Income Fund
	Six Months Ended
	December 31, 2013		Year Ended June 30,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.35	$12.74	$11.77	$12.08	$11.45	$11.33
Income from investment operations[b]:
Net investment income[c]	0.27	0.52	0.55	0.56	0.56	0.37
Net realized and unrealized gains (losses)	(0.25)	(0.40)	0.97	(0.31)	0.63	0.12
Total from investment operations	0.02	0.12	1.52	0.25	1.19	0.49
Less distributions from net investment income	(0.26)	(0.51)	(0.55)	(0.56)	(0.56)	(0.37)
Net asset value, end of period	$12.11	$12.35	$12.74	$11.77	$12.08	$11.45

Total return[d]	0.18%	0.81%	13.14%	2.17%	10.52%	4.37%

Ratios to average net assets[e]
Expenses	0.50%	0.50%	0.50%	0.51%	0.51%	0.51%
Net investment income	4.49%	3.98%	4.44%	4.73%	4.70%	4.84%

Supplemental data
Net assets, end of period (000’s)	$46,097	$62,163	$56,993	$41,213	$10,960	$2,100
Portfolio turnover rate	11.12%	15.99%	11.93%	12.49%	14.19%	13.04%

aFor the period October 31, 2008 (effective date) to June 30, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited)

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 99.2%
California 99.2%
ABAG Finance Authority for Nonprofit Corps. California Health Facilities Revenue, Institute on
Aging, Series A, California Mortgage Insured, 5.65%, 8/15/38	$9,000,000	$9,384,120
ABAG Finance Authority for Nonprofit Corps. Revenue,
Casa de las Campanas Inc., California Mortgage Insured, 6.00%, 9/01/37	11,000,000	11,866,690
Channing House, California Mortgage Insured, 6.00%, 5/15/30	8,495,000	9,167,889
Sansum-Santa Barbara, Refunding, Series A, California Mortgage Insured, 5.60%,
4/01/26	2,750,000	2,752,832
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding,
Series A, AMBAC Insured,
5.25%, 10/01/21	64,660,000	69,171,975
5.45%, 10/01/25	25,000,000	26,422,500
Alhambra City Elementary School District GO, Capital Appreciation, Election of 1999,
Series B, NATL RE, FGIC Insured, zero cpn., 9/01/27	3,035,000	1,583,360
Alisal USD, GO, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn.,
8/01/32	3,355,000	1,172,472
8/01/33	3,610,000	1,167,474
2/01/34	3,345,000	1,028,721
Alvord USD, GO, Riverside County,
Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	9,070,000	9,173,126
Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	14,690,000	14,513,279
Anaheim City School District GO, AGMC Insured, 6.25%, 8/01/40	7,500,000	8,442,150
Anaheim PFAR, Distribution System, second lien, NATL Insured, 5.00%, 10/01/29	5,000,000	5,086,750
Antioch USD, GO, Election of 2008, School Facilities Improvement No. 1-B, Assured Guaranty,
5.375%, 8/01/36	3,130,000	3,277,799
Atascadero CDA Tax Allocation, Redevelopment Project, XLCA Insured, 5.00%, 9/01/34	4,315,000	4,040,221
Atascadero USD, GO, Election of 2010, Series A, AGMC Insured, 5.00%, 8/01/40	6,235,000	6,246,410
Atwater PFA Wastewater Revenue, AGMC Insured, 6.125%, 5/01/45	4,620,000	4,825,544
Auburn PFA Wastewater Revenue, Assured Guaranty, 5.50%, 6/01/39	1,880,000	1,913,238
Auburn USD, COP, Refinancing Project, Assured Guaranty, 5.00%, 6/01/38	10,000,000	10,024,200
Bakersfield Wastewater Revenue, Series A, AGMC Insured, 5.00%, 9/15/32	10,430,000	10,933,665
Baldwin Park RDA Tax Allocation, Refunding, AGMC Insured, 5.70%, 9/01/25	4,000,000	4,004,080
Baldwin Park USD, GO,
Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/28	5,810,000	2,553,321
Los Angeles County, Election of 2006, Refunding, Build America Mutual Assurance,
5.00%, 8/01/43	5,000,000	4,976,850
Bay Area Toll Authority Toll Bridge Revenue, Series S-4, AGMC Insured, 5.125%, 4/01/48	20,000,000	20,108,000
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured,
5.75%, 8/01/36	6,200,000	6,651,608
zero cpn., 8/01/40	11,000,000	2,382,050
Berkeley USD, GO, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35	5,090,000	5,361,704
Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series A,
AGMC Insured, 5.00%, 9/02/32	3,790,000	3,836,806
Buckeye USD, GO, Election of 2006, AGMC Insured, 5.00%, 8/01/32	10,705,000	10,911,178
California Community College Financing Authority Lease Revenue,
Grossmont Palomar and Shasta, Series A, NATL Insured, 5.125%, 4/01/31	880,000	844,422
Sequoias and Kern, AGMC Insured, 5.00%, 6/01/30	2,330,000	2,346,380
Sequoias and Kern, AGMC Insured, 5.125%, 6/01/35	1,250,000	1,255,688

30 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Educational Facilities Authority Revenue, Stanford University,
Refunding, Series U-2, 5.00%, 10/01/32	$25,980,000	$30,244,617
Refunding, Series U-3, 5.00%, 6/01/43	16,245,000	18,190,339
Series U-4, 5.00%, 6/01/43	9,775,000	10,945,556
California Health Facilities Financing Authority Revenue,
Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25	845,000	846,986
Northern California Presbyterian Homes and Services Inc., Refunding, 5.40%, 7/01/28	5,000,000	4,985,050
Senior Living, Aldersly, Series A, California Mortgage Insured, 5.25%, 3/01/32	2,000,000	1,976,800
Sutter Health, Series A, BHAC Insured, 5.00%, 11/15/42	15,000,000	15,010,950
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges
Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	8,460,000	9,956,659
California Municipal Finance Authority Senior Living Revenue, Pilgrim Place in Claremont,
Series A, California Mortgage Insured,
5.875%, 5/15/29	2,895,000	3,054,283
6.125%, 5/15/39	5,830,000	6,037,606
California Public School District Financing Authority Lease Revenue, Southern Kern USD,
Series B, AGMC Insured, ETM, 5.90%, 9/01/26	1,615,000	1,981,443
California School Facilities Financing Authority Revenue, Azusa USD, Series A, AGMC Insured,
5.00%, 8/01/32	10,000,000	10,159,900
California State Department of Water Resources Water System Revenue, Central Valley Project,
Series AC, NATL Insured, Pre-Refunded, 5.00%, 12/01/26	40,000	41,750
Series AD, AGMC Insured, Pre-Refunded, 5.00%, 12/01/26	25,000	26,680
California State GO,
NATL Insured, 6.00%, 8/01/16	210,000	210,928
NATL Insured, 6.00%, 10/01/21	65,000	65,829
Various Purpose, FGIC Insured, 5.375%, 6/01/26	1,335,000	1,357,775
California State Health Facilities Financing Authority Revenue,
Children’s Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	7,000,000	6,952,260
Community Development Program for Persons with Developmental Disabilities, Series A,
California Mortgage Insured, 6.25%, 2/01/26	5,000,000	5,756,400
California State Public Works Board Lease Revenue, Department of Mental Health Hospital,
Series A, AMBAC Insured, 5.00%,
12/01/21	4,100,000	4,109,102
12/01/26	5,675,000	5,685,272
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%,
11/01/33	5,000,000	5,222,500
California Statewide CDA,
COP, NATL Insured, 5.00%, 4/01/18	3,000,000	2,969,370
COP, Refunding, California Mortgage Insured, 5.75%, 8/01/21	3,685,000	3,688,685
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.90%, 7/20/39	13,475,000	12,630,252
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	9,417,500
MFHR, Silver Ridge Apartments, Mandatory Put 8/01/21, Series H, FNMA Insured, 5.80%,
8/01/33	2,785,000	2,787,172
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	17,000,000	17,012,240
Catholic Healthcare West, Series K, Assured Guaranty, 5.50%, 7/01/41	17,000,000	17,648,210
Enloe Medical Center, Series B, California Mortgage Insured, 6.25%, 8/15/28	17,215,000	19,329,691
Henry Mayo Newhall Memorial, Series B, AMBAC Insured, 5.05%, 10/01/28	7,825,000	8,131,349

Semiannual Report | 31

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue, (continued)
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	$17,765,000	$19,965,018
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.25%, 11/15/35	2,000,000	1,981,900
The Redwoods Project, Refunding, California Mortgage Insured, 5.125%, 11/15/35	2,000,000	2,014,500
The Redwoods Project, Refunding, California Mortgage Insured, 5.375%, 11/15/44	7,250,000	7,296,327
Refunding, Series A, California Mortgage Insured, 5.00%, 8/01/21	1,095,000	1,097,606
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	20,000,000	20,214,600
Sutter Health, Series C, AGMC Insured, 5.05%, 8/15/38	15,000,000	14,936,400
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/32	2,585,000	2,587,378
Carlsbad USD, COP, Series A, Assured Guaranty, 5.00%,
10/01/34	14,000,000	14,172,900
10/01/41	3,880,000	3,833,789
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,006,930
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,557,723
Centinela Valley UHSD, GO, County of Los Angeles, Election of 2010, Series B, AGMC Insured,
5.00%, 8/01/50	3,850,000	3,798,872
Central USD, GO, Election of 2008, Series A, Assured Guaranty,
5.50%, 8/01/29	3,000,000	3,238,440
5.625%, 8/01/33	3,500,000	3,752,770
Chico PFAR, Merged Redevelopment Project Area, NATL Insured, 5.125%, 4/01/24	2,790,000	2,790,893
Coachella Valley USD, GO, Capital Appreciation, Election of 2005, Series C, AGMC Insured,
zero cpn.,
8/01/36	8,000,000	2,229,360
8/01/37	8,000,000	2,087,520
8/01/40	7,500,000	1,615,800
8/01/43	10,000,000	1,785,800
College of the Sequoias Tulare Area ID No. 3 GO, Election of 2008, Series A,
Assured Guaranty, 5.50%, 8/01/33	5,000,000	5,169,300
College of the Sequoias Visalia Area ID No. 2 GO, Election of 2008,
Series A, Assured Guaranty, 5.50%, 8/01/33	5,750,000	6,048,022
Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,009,870
Colton Joint USD, GO,
Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/42	16,365,000	2,946,846
San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty,
5.375%, 8/01/34	10,665,000	11,238,670
Compton USD, GO, Election of 2002, Series B, NATL Insured, Pre-Refunded, 5.00%,
6/01/29	2,000,000	2,038,380
Corona-Norco USD, GO,
Capital Appreciation, Refunding, Series B, AGMC Insured, zero cpn., 3/01/25	1,400,000	837,214
Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23	2,320,000	1,517,860
Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24	2,620,000	1,628,566
Capital Appreciation, Series C, NATL RE, FGIC Insured, zero cpn., 9/01/25	4,655,000	2,714,191
Capital Appreciation, Series C, NATL RE, FGIC Insured, zero cpn., 9/01/26	6,080,000	3,343,210
Election of 2006, Series B, Assured Guaranty, 5.375%, 2/01/34	12,000,000	12,849,360
Election of 2006, Series C, AGMC Insured, 5.50%, 8/01/39	7,500,000	7,915,200
Coronado CDA Tax Allocation, Community Development Project, NATL Insured, 5.375%,
9/01/26	2,700,000	2,704,158

32 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	$6,550,000	$7,010,596
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	3,623,025
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,620,000	1,634,240
Desert Sands USD, COP, Financing Project, AGMC Insured, 5.75%, 3/01/24	10,000,000	10,607,900
El Monte UHSD, GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 6/01/34	11,355,000	12,068,094
Elsinore Valley Municipal Water District COP, Refunding, Series A, BHAC Insured, 5.00%,
7/01/29	7,245,000	7,770,262
Escondido UHSD, COP, AGMC Insured, 5.00%,
6/01/33	3,500,000	3,444,315
6/01/37	2,500,000	2,416,225
Fairfax Elementary School District GO, Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,372,940
Fairfield Suisun USD, GO, Election of 2002, NATL Insured, Pre-Refunded, 5.00%,
8/01/25	4,185,000	4,299,753
Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A,
NATL Insured, 5.00%, 3/01/33	5,000,000	4,885,200
Fontana USD, GO, Series A, AGMC Insured,
5.25%, 8/01/28	275,000	280,761
Pre-Refunded, 5.25%, 8/01/27	6,435,000	6,620,585
Pre-Refunded, 5.25%, 8/01/28	6,725,000	6,918,949
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, NATL Insured, Pre-Refunded, zero cpn., 1/15/19	5,970,000	4,524,663
[a]Refunding, Series A, AGMC Insured, 5.00%, 1/15/42	10,000,000	9,494,600
[a]Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.625% thereafter, 1/15/32	37,260,000	21,211,373
senior lien, Refunding, Series A, NATL Insured, 5.00%, 1/01/35	66,735,000	60,152,927
[a]Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter, 1/15/31	35,000,000	20,065,850
Fort Bragg USD, GO, Election of 2008, AGMC Insured, 5.125%, 8/01/41	4,380,000	4,325,644
Fowler USD, GO,
Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/41	3,095,000	582,355
Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/42	3,005,000	530,713
Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	3,658,308
Franklin-McKinley School District GO,
Election of 2004, Series A, FGIC Insured, Pre-Refunded, 5.00%, 8/01/29	5,280,000	5,672,568
Santa Clara County, Election of 2010, Series C, Build America Mutual Assurance, 5.00%,
8/01/44	5,000,000	5,007,350
Fresno USD, GO, Refunding, Series C, NATL Insured, 5.90%,
2/01/20	2,065,000	2,380,532
8/01/22	3,000,000	3,337,350
Fullerton School District Financing Authority Special Tax Revenue, senior lien, Refunding,
Series A, AGMC Insured, 5.00%, 9/01/31	2,500,000	2,501,725
Fullerton School District GO, Capital Appreciation, Series A, NATL RE, FGIC Insured,
zero cpn., 8/01/23	3,030,000	2,097,002
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%,
9/01/24	5,000,000	4,890,650
Grossmont UHSD, GO,
Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24	5,110,000	3,281,897
Election of 2008, Series A, AGMC Insured, 5.00%, 8/01/33	1,440,000	1,490,918
Election of 2008, Series A, AGMC Insured, 5.25%, 8/01/33	7,510,000	8,021,356

Semiannual Report | 33

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Hawthorne School District GO, Election of 2008, Series A, Assured Guaranty, 5.00%,
8/01/34	$1,000,000	$1,015,510
Hayward USD, GO, Capital Appreciation, Election of 2008, Series A, AGMC Insured, zero cpn.,
8/01/38	9,875,000	1,924,341
Hollister RDA Tax Allocation, Community Development Project, Refunding, AMBAC Insured,
5.125%, 10/01/32	19,815,000	18,906,482
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39	2,000,000	1,963,900
Indian Wells Valley Water District COP, Refunding, Assured Guaranty,
5.125%, 10/01/32	1,690,000	1,794,966
5.25%, 10/01/39	7,590,000	7,925,098
Jefferson UHSD San Mateo County GO, Refunding, Series A, NATL Insured, 6.45%,
8/01/25	3,045,000	3,585,457
8/01/29	3,075,000	3,604,730
Jurupa Community Services District Special Tax, CFD No. 2, Series A, NATL Insured, 5.00%,
9/01/32	7,000,000	6,207,810
Jurupa PFA Special Tax Revenue,
Refunding, Series A, AGMC Insured, 5.25%, 9/01/42	3,250,000	3,230,695
Series A, AGMC Insured, 5.125%, 9/01/37	4,000,000	3,980,720
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,088,280
Kern High School District GO, AGMC Insured, ETM, 6.625%,
8/01/14	1,535,000	1,590,828
8/01/15	1,400,000	1,538,544
La Habra COP, Refunding, Series A, AGMC Insured, 5.25%, 9/01/40	7,900,000	8,041,410
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured,
5.00%, 8/15/28	1,855,000	1,887,258
Lake Elsinore USD, COP, School Facilities Project Funding Program, AGMC Insured, 5.00%,
6/01/42	10,000,000	9,646,900
Lake Tahoe USD, GO, Election of 2008, AGMC Insured, 5.375%, 8/01/29	10,000,000	10,681,000
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B,
zero cpn., 8/01/45	11,540,000	1,817,435
Lancaster School District GO, Capital Appreciation, Election of 1999, NATL Insured, zero cpn.,
8/01/25	5,495,000	3,063,792
7/01/26	5,965,000	3,163,896
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%,
8/01/44	6,085,000	6,087,617
Lemon Grove School District GO, Election of 2008, Series A, Assured Guaranty, 5.125%,
8/01/33	2,100,000	2,152,584
Live Oak School District COP, Assured Guaranty,
5.50%, 8/01/29	1,245,000	1,316,998
5.875%, 8/01/34	2,270,000	2,412,987
5.875%, 8/01/39	2,750,000	2,888,765
Lodi Electric System Revenue COP, Series A, Assured Guaranty, 5.00%, 7/01/32	18,960,000	19,294,834
Lodi USD School Facilities ID No. 1 GO, Election of 2006, AGMC Insured, 5.00%,
8/01/32	1,000,000	1,016,650
Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach Redevelopment
Projects, Series A, AMBAC Insured, 5.00%,
8/01/25	7,015,000	6,717,424
8/01/31	3,135,000	2,816,139

34 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Los Angeles COP, Municipal Improvement Corp. of Los Angeles, Program AW Certificates,
AMBAC Insured, 5.00%, 6/01/27	$5,895,000	$5,905,611
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior,
Series D, 5.00%, 5/15/40	30,000,000	30,504,600
Los Angeles Mortgage Revenue, Refunding, Series I, NATL Insured, 6.50%, 7/01/22	540,000	540,243
Los Angeles USD, GO,
Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/27	5,000,000	5,379,300
Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/28	5,000,000	5,355,150
Election of 2005, Series E, AGMC Insured, 5.00%, 7/01/27	5,800,000	6,239,988
Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, AGMC Insured, 5.85%,
9/01/18	1,515,000	1,528,302
Marin Municipal Water District COP, Financing Project, AMBAC Insured, Pre-Refunded,
5.00%, 7/01/29	1,200,000	1,227,792
McFarland PFAR, Water and Wastewater Financing Projects, Series A, Assured Guaranty,
5.00%, 10/01/40	5,115,000	4,847,588
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured,
5.125%, 8/01/41	7,500,000	7,461,300
Montebello CRDA Tax Allocation, Montebello Hills Redevelopment Project, Refunding,
NATL Insured, 5.60%, 3/01/19	2,460,000	2,465,043
Montebello USD, GO, Election of 2004, AGMC Insured, 5.00%, 8/01/33	2,700,000	2,810,700
Monterey Peninsula USD, GO, Election of 2010, Series A, AGMC Insured, 5.75%, 8/01/41	17,500,000	19,042,975
Moorpark USD,
COP, Refunding, Assured Guaranty, 5.625%, 11/01/28	2,180,000	2,235,721
GO, Election of 2008, Capital Appreciation, Series A, Assured Guaranty, zero cpn.,
8/01/32	5,870,000	2,115,372
Moreno Valley USD, GO, Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%,
8/01/26	4,000,000	4,109,680
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%,
7/01/23	3,200,000	4,152,736
Oak View USD, GO, AGMC Insured, 5.00%, 8/01/49	1,895,000	1,824,866
Oceanside USD, GO, Capital Appreciation, Election of 2008,
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/33	5,000,000	5,180,600
Series B, AGMC Insured, zero cpn., 8/01/38	10,590,000	2,447,349
Series B, AGMC Insured, zero cpn., 8/01/39	7,860,000	1,698,625
Paramount USD,
County of Los Angeles, GO, Election of 2006, Build America Mutual Assurance, 5.00%,
8/01/48	2,450,000	2,406,365
GO, Election of 2006, AGMC Insured, 5.00%, 8/01/46	11,270,000	11,162,146
Patterson Joint USD, GO, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn.,
8/01/22	1,900,000	1,280,885
8/01/23	1,985,000	1,249,696
8/01/24	2,075,000	1,223,088
8/01/25	2,170,000	1,194,976
8/01/26	2,265,000	1,165,909
Peralta Community College District GO,
Election of 2000, Series B, NATL Insured, 5.25%, 8/01/32	8,450,000	8,472,646
Election of 2006, Series B, AGMC Insured, 5.00%, 8/01/24	6,000,000	6,333,120
Perris CFD No. 93-1 Special Tax, Series A, AMBAC Insured, 5.125%, 8/15/23	3,675,000	3,684,077

Semiannual Report | 35

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Perris School District COP, School Facility Bridge Funding Program, AGMC Insured, 5.50%,
9/01/34	$4,000,000	$3,847,000
Perris UHSD, GO, Election of 2012, Series A, AGMC Insured, 5.00%, 9/01/42	5,000,000	4,999,650
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, 5.50%,
9/01/46	9,980,000	10,299,759
Pleasanton USD, COP, Refunding, AGMC Insured, 5.00%, 8/01/29	4,000,000	4,076,080
Pomona USD, GO, Election of 2008,
Series A, Assured Guaranty, 5.25%, 8/01/33	5,675,000	5,951,145
Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	16,340,160
Poway RDA Tax Allocation,
Paguay Redevelopment Project, AMBAC Insured, 5.00%, 12/15/25	9,195,000	9,195,736
Refunding, NATL Insured, 5.75%, 6/15/33	2,225,000	2,159,095
Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project, Refunding,
AGMC Insured, 5.25%, 9/01/20	2,500,000	2,504,400
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding,
Assured Guaranty, 5.875%, 8/01/37	24,000,000	24,797,040
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C,
zero cpn., 8/01/35	10,000,000	3,101,300
Ripon USD, GO, Election of 2012, Refunding, Series A, Build America Mutual Assurance,
zero cpn. to 8/01/18, 5.00% thereafter, 8/01/42	3,020,000	2,037,836
Riverside Electric Revenue, Issue D, AGMC Insured, 5.00%, 10/01/38	5,310,000	5,381,048
Rohnert Park Community Development Commission Tax Allocation Revenue, Redevelopment
Project, Series R, NATL RE, FGIC Insured,
5.00%, 8/01/37	3,620,000	3,386,908
Pre-Refunded, 5.00%, 8/01/37	1,380,000	1,497,093
Rosedale-Rio Bravo Water Storage District Revenue COP, Series A, Build America Mutual
Assurance, 5.00%, 1/01/43	1,420,000	1,411,381
Sacramento Area Flood Control Agency Special Assessment,
Consolidated, Capital AD, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/32	5,000,000	5,249,550
Subordinate, Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16	430,000	436,235
Sacramento County Airport System Revenue, Senior, Series B, Assured Guaranty, 5.50%,
7/01/34	16,320,000	17,316,173
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured,
5.00%, 9/01/30	5,435,000	5,362,117
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn.,
5/01/22	28,405,000	18,848,422
San Francisco BART District GO, Election of 2004, Series C, 5.00%, 8/01/37	4,000,000	4,246,840
San Francisco Community College District GO, Series A, NATL RE, FGIC Insured, 5.00%,
6/15/26	6,000,000	6,015,000
San Gabriel USD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn.,
8/01/26	3,530,000	1,880,537
2/01/27	1,850,000	944,185
San Jacinto USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,442,419
San Joaquin Delta Community College District GO, Election of 2004,
Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/31	10,475,000	3,963,216
Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/32	15,185,000	5,397,964
Series A, AGMC Insured, 5.00%, 8/01/29	520,000	539,323
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	4,530,000	4,866,805

36 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	$13,155,000	$6,357,154
Refunding, Series A, NATL Insured, 5.375%, 1/15/29	18,075,000	16,647,075
Refunding, Series A, NATL Insured, 5.25%, 1/15/30	12,860,000	11,509,700
senior lien, NATL Insured, 5.00%, 1/01/33	10,035,000	9,032,805
San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%, 3/01/33	3,500,000	3,499,755
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured,
5.00%, 8/01/31	15,470,000	14,621,780
San Juan USD, GO, Election of 2002, BHAC Insured, 5.00%, 8/01/31	5,000,000	5,157,550
San Marcos School Financing Authority Lease Revenue, AGMC Insured, 5.00%, 8/15/40	15,635,000	14,969,105
San Marino USD, GO, Election of 2000, Series A, NATL Insured, zero cpn., 7/01/25	6,080,000	3,657,789
San Mateo GO, Library Improvement Project, Series A, AMBAC Insured, Pre-Refunded, 5.25%,
8/01/30	5,790,000	5,956,984
San Ysidro School District COP, School Facilities Project, AGMC Insured, 5.00%, 9/01/38	2,800,000	2,608,676
Sanger Financing Authority Wastewater Revenue, Fresno County, Subordinate, AGMC Insured,
5.00%,
6/15/35	2,360,000	2,338,477
6/15/43	3,225,000	3,128,218
Sanger Financing Authority Water Revenue, Fresno County, AGMC Insured, 5.00%,
6/15/43	2,930,000	2,842,071
Santa Ana USD, COP, Capital Appreciation, Financing Project, AGMC Insured, zero cpn.,
4/01/24	14,245,000	8,930,760
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B,
AMBAC Insured, 5.125%, 2/01/41	11,545,000	11,565,088
Santa Monica PFA Lease Revenue, Civic Center Parking Project, XLCA Insured, 5.00%,
7/01/33	11,050,000	11,177,738
Santa Rita USD, GO, Election of 2006, Series A, AGMC Insured, 5.00%, 8/01/32	6,160,000	6,086,326
Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement,
AMBAC Insured, 6.00%, 7/02/15	745,000	763,081
Santee School District GO, Election of 2006,
Series A, AGMC Insured, 5.00%, 8/01/31	6,845,000	6,940,898
Series B, Assured Guaranty, 5.00%, 8/01/38	1,000,000	972,390
Series B, Assured Guaranty, 5.00%, 8/01/48	5,250,000	5,025,300
Saugus/Hart School Facilities Financing Authority Lease Revenue, Series A, AGMC Insured,
5.00%,
9/01/35	2,000,000	2,022,420
9/01/40	1,500,000	1,495,515
Snowline Joint USD, COP, Refinancing Project, Refunding, Assured Guaranty, 5.00%,
9/01/34	13,390,000	13,673,198
Sonoma CDA Tax Allocation, Redevelopment Project, Refunding, Assured Guaranty, 5.00%,
12/01/30	3,795,000	3,769,156
Southern California Water Replenishment District Revenue COP, 5.00%, 8/01/41	10,000,000	9,722,700
Southern Mono Health Care District GO, Election of 2001, Series A, NATL Insured, zero cpn.,
8/01/28	2,340,000	994,032
8/01/29	2,440,000	959,798
8/01/30	2,550,000	931,184
8/01/31	2,660,000	900,171

Semiannual Report | 37

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Stanislaus USD, GO, Election of 2008,
Series A, Assured Guaranty, 5.625%, 8/01/33	$4,140,000	$4,438,991
Series B, Assured Guaranty, 5.125%, 8/01/41	3,400,000	3,422,134
Stanton RDA Tax Allocation, Consolidated Redevelopment Project, Series A, AGMC Insured,
5.00%, 12/01/40	6,020,000	5,795,755
Stockton Revenue COP, Wastewater System Project, Refunding, Series A, NATL Insured,
5.00%, 9/01/23	6,500,000	6,500,390
Sulphur Springs USD, COP, Capital Appreciation, AGMC Insured, zero cpn. to 12/01/15,
6.50% thereafter, 12/01/37	15,000,000	14,504,850
Sweetwater UHSD, GO, Election of 2006, Series A, BHAC Insured, 5.00%, 8/01/38	14,980,000	15,144,181
Truckee PFA Tax Allocation Revenue, Truckee Redevelopment Project Loan, Series A,
AGMC Insured,
5.00%, 9/01/30	1,255,000	1,306,028
5.375%, 9/01/37	5,000,000	5,156,000
Tulare County Board of Education COP, Capital Improvement Projects, Build America Mutual
Assurance,
5.375%, 5/01/33	3,185,000	3,244,337
5.50%, 5/01/38	8,305,000	8,406,985
Tustin CRDA Tax Allocation, Housing, AGMC Insured,
5.00%, 9/01/30	2,125,000	2,112,994
5.25%, 9/01/39	3,250,000	3,156,140
Union Elementary School District GO, Capital Appreciation,
Series A, NATL RE, FGIC Insured, zero cpn., 9/01/24	2,000,000	1,311,160
Series B, NATL RE, FGIC Insured, zero cpn., 9/01/25	5,500,000	3,360,390
Series B, NATL RE, FGIC Insured, zero cpn., 9/01/26	5,850,000	3,338,361
University of California Revenues, Limited Project, Series D, NATL RE, FGIC Insured, 5.00%,
5/15/37	6,460,000	6,672,857
Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects, AGMC Insured,
5.00%, 9/01/31	5,095,000	4,954,938
Val Verde USD,
COP, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36	7,020,000	6,932,531
GO, Election of 2008, Refunding, Series B, AGMC Insured, zero cpn., 8/01/34	1,000,000	612,640
Vista USD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn.,
8/01/26	7,150,000	4,010,578
2/01/27	4,795,000	2,588,533
Washington Township Health Care District Revenue, Refunding,
5.00%, 7/01/18	2,000,000	2,002,560
5.125%, 7/01/23	450,000	450,261
Weaver USD, GO, Election of 2006, Series C, AMBAC Insured, zero cpn., 8/01/47	18,685,000	2,125,232
West Contra Costa USD, GO,
Election of 2005, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	20,525,000
Election of 2010, Series A, AGMC Insured, 5.25%, 8/01/41	12,000,000	12,262,680
Refunding, Assured Guaranty, 5.25%, 8/01/29	2,500,000	2,704,075
West Hills Community College District School Facilities ID No. 3 GO, Election of 2008,
Series B, AGMC Insured, 6.50%, 8/01/41	4,000,000	4,309,080
West Kern Community College District COP, AMBAC Insured, 5.375%, 11/01/28	5,615,000	5,600,345
Western Placer USD, COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,003,750

38 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Western Riverside County Water and Wastewater Finance Authority Revenue, Western Municipal
Water District Improvement, Assured Guaranty,
5.50%, 9/01/34	$1,750,000	$1,809,903
5.625%, 9/01/39	2,500,000	2,530,525
Wiseburn School District GO, Election of 2010,
Series A, AGMC Insured, 5.75%, 8/01/40	9,215,000	9,682,200
Series B, AGMC Insured, 5.625%, 5/01/41	10,000,000	10,499,100
Woodside Elementary School District GO, Election of 2005, NATL Insured, Pre-Refunded,
5.00%, 10/01/29	4,435,000	4,988,266
Yosemite Community College District GO, Election of 2004, Series C, AGMC Insured, 5.00%,
8/01/32	5,000,000	5,299,350
Total Municipal Bonds (Cost $1,729,036,192) 99.2%		1,789,089,565
Other Assets, less Liabilities 0.8%		14,053,481
Net Assets 100.0%		$1,803,143,046

See Abbreviations on page 72.

[a]Security purchased on a when-issued basis. See Note 1(b).

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 39

Franklin California Tax-Free Trust
Financial Highlights

Franklin California Intermediate-Term Tax-Free Income Fund
	Six Months Ended
	December 31, 2013		Year Ended June 30,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.73	$12.04	$11.30	$11.42	$10.87	$11.27
Income from investment operations[a]:
Net investment income[b]	0.20	0.38	0.43	0.45	0.45	0.45
Net realized and unrealized gains (losses)	(0.14)	(0.31)	0.74	(0.13)	0.55	(0.40)
Total from investment operations	0.06	0.07	1.17	0.32	1.00	0.05
Less distributions from net investment income	(0.19)	(0.38)	(0.43)	(0.44)	(0.45)	(0.45)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$11.60	$11.73	$12.04	$11.30	$11.42	$10.87

Total return[e]	0.52%	0.55%	10.53%	2.88%	9.36%	0.51%

Ratios to average net assets[f]
Expenses	0.63%	0.63%	0.64%	0.64%	0.66%	0.66%
Net investment income	3.36%	3.14%	3.63%	3.93%	3.95%	4.17%

Supplemental data
Net assets, end of period (000’s)	$791,887	$785,196	$741,604	$589,818	$669,838	$517,829
Portfolio turnover rate	11.89%	6.01%	9.95%	9.42%	12.40%	20.01%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

40 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin California Tax-Free Trust
Financial Highlights (continued)

Franklin California Intermediate-Term Tax-Free Income Fund
	Six Months Ended
	December 31, 2013		Year Ended June 30,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.77	$12.08	$11.33	$11.45	$10.89	$11.29
Income from investment operations[a]:
Net investment income[b]	0.17	0.32	0.36	0.38	0.38	0.40
Net realized and unrealized gains (losses)	(0.14)	(0.31)	0.76	(0.12)	0.57	(0.41)
Total from investment operations	0.03	0.01	1.12	0.26	0.95	(0.01)
Less distributions from net investment income	(0.16)	(0.32)	(0.37)	(0.38)	(0.39)	(0.39)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$11.64	$11.77	$12.08	$11.33	$11.45	$10.89

Total return[e]	0.24%	(0.01)%	9.89%	2.40%	8.83%	(0.05)%

Ratios to average net assets[f]
Expenses	1.18%	1.18%	1.19%	1.19%	1.21%	1.21%
Net investment income	2.81%	2.59%	3.08%	3.38%	3.40%	3.62%

Supplemental data
Net assets, end of period (000’s)	$200,696	$197,263	$173,557	$128,554	$111,795	$59,205
Portfolio turnover rate	11.89%	6.01%	9.95%	9.42%	12.40%	20.01%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 41

Franklin California Tax-Free Trust
Financial Highlights (continued)

Franklin California Intermediate-Term Tax-Free Income Fund
	Six Months Ended
	December 31, 2013		Year Ended June 30,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.75	$12.07	$11.32	$11.44	$10.87	$10.60
Income from investment operations[b]:
Net investment income[c]	0.20	0.40	0.44	0.46	0.46	0.31
Net realized and unrealized gains (losses)	(0.14)	(0.32)	0.75	(0.13)	0.58	0.27
Total from investment operations	0.06	0.08	1.19	0.33	1.04	0.58
Less distributions from net investment income	(0.19)	(0.40)	(0.44)	(0.45)	(0.47)	(0.31)
Net asset value, end of period	$11.62	$11.75	$12.07	$11.32	$11.44	$10.87

Total return[d]	0.56%	0.56%	10.71%	2.98%	9.65%	5.49%

Ratios to average net assets[e]
Expenses	0.53%	0.53%	0.54%	0.54%	0.56%	0.56%
Net investment income	3.46%	3.24%	3.73%	4.03%	4.05%	4.27%

Supplemental data
Net assets, end of period (000’s)	$204,890	$218,524	$160,565	$95,447	$36,322	$156
Portfolio turnover rate	11.89%	6.01%	9.95%	9.42%	12.40%	20.01%

aFor the period October 31, 2008 (effective date) to June 30, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

42 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited)

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 95.4%
California 91.1%
ABAG Finance Authority for Nonprofit Corps. Insured Senior Living Revenue, Odd Fellows
Home of California, Refunding, Series A, California Mortgage Insured, 5.00%,
4/01/23	$1,000,000	$1,111,620
4/01/24	1,000,000	1,093,500
ABAG Finance Authority for Nonprofit Corps. Revenue,
Channing House, California Mortgage Insured, 5.00%, 5/15/20	2,000,000	2,214,040
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22	6,520,000	6,925,674
Episcopal Senior Communities, Refunding, Series B, 5.00%, 7/01/24	1,195,000	1,197,450
Episcopal Senior Communities, Refunding, Series B, 5.00%, 7/01/25	1,360,000	1,376,878
Jackson Laboratory, Refunding, 5.00%, 7/01/21	1,000,000	1,102,180
Jackson Laboratory, Refunding, 5.00%, 7/01/22	920,000	1,007,823
Jackson Laboratory, Refunding, 5.00%, 7/01/23	560,000	604,559
Jackson Laboratory, Refunding, 5.00%, 7/01/24	1,000,000	1,071,350
San Diego Hospital Assn., Series C, 5.125%, 3/01/18	1,595,000	1,604,650
San Diego Hospital Assn., Series C, 5.25%, 3/01/19	2,315,000	2,328,219
ABAG Revenue, SABR, Refunding, Series A-E, 5.40%, 9/15/14	140,000	141,978
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding,
Series A, AMBAC Insured, zero cpn., 10/01/17	10,000,000	9,225,300
Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, AGMC Insured, zero cpn.,
8/01/22	4,065,000	2,769,241
Baldwin Park USD, GO, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn.,
8/01/24	5,265,000	3,035,167
Banning Utility Authority Water Enterprise Revenue, Refunding and Improvement Projects,
NATL RE, FGIC Insured, 5.00%, 11/01/21	1,080,000	1,184,263
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
Refunding, Series F-1, 5.00%, 4/01/22	15,000,000	17,665,200
Series F, Pre-Refunded, 5.00%, 4/01/24	3,000,000	3,310,440
Bonita Canyon Public Facilities Financing Authority Special Tax, CFD No. 98-1, Refunding,
5.00%,
9/01/26	1,000,000	1,020,740
9/01/28	2,000,000	2,002,520
Burbank USD, GO, Capital Appreciation, Election of 1997, Series C, NATL RE, FGIC Insured,
zero cpn.,
8/01/15	4,600,000	4,521,800
8/01/16	4,670,000	4,514,255
California Community College Financing Authority Lease Revenue, Coast Community College
District, Series A, Pre-Refunded, 5.00%, 6/01/26	1,220,000	1,443,931
California Educational Facilities Authority Revenue,
Chapman University, Refunding, 5.00%, 4/01/25	5,000,000	5,386,050
University of San Francisco, 5.00%, 10/01/21	3,000,000	3,373,890
California Health Facilities Financing Authority Revenue,
Catholic Healthcare West, Series K, 5.125%, 7/01/22	11,370,000	11,892,793
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/19	2,000,000	2,125,500
Providence Health and Services, Series C, 5.75%, 10/01/19	1,440,000	1,674,317
Providence Health and Services, Series C, 6.00%, 10/01/20	1,500,000	1,734,495
Scripps Health, Series A, 5.00%, 10/01/22	4,600,000	5,039,346
California Infrastructure and Economic Development Bank Revenue, Broad Museum Project,
Series A, 5.00%, 6/01/21	5,000,000	5,896,300

Semiannual Report | 43

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Municipal Finance Authority COP, Community Hospitals of Central California,
5.00%, 2/01/18	$4,390,000	$4,683,998
5.00%, 2/01/19	3,860,000	4,126,726
5.00%, 2/01/20	1,600,000	1,711,328
5.00%, 2/01/21	1,600,000	1,696,064
Refunding, 5.00%, 2/01/14	1,765,000	1,770,524
Refunding, 5.00%, 2/01/17	4,025,000	4,249,595
Refunding, 5.00%, 2/01/19	2,590,000	2,718,231
California State Department of Water Resources Central Valley Project Water System Revenue,
Refunding, Series AM, 5.00%, 12/01/24	8,495,000	9,938,470
Series AM, 5.00%, 12/01/23	10,000,000	11,843,700
Series AM, 5.00%, 12/01/25	5,000,000	5,796,100
California State Department of Water Resources Power Supply Revenue,
Refunding, Series H, 5.00%, 5/01/22	7,400,000	8,539,600
Refunding, Series H, AGMC Insured, 5.00%, 5/01/22	5,000,000	5,770,000
Refunding, Series L, 5.00%, 5/01/22	12,000,000	13,690,440
Refunding, Series N, 5.00%, 5/01/21	10,845,000	12,782,893
Series H, AGMC Insured, 5.00%, 5/01/17	10,420,000	11,894,951
California State Department of Water Resources Water System Revenue, Central Valley Project,
Refunding, Series AE, 5.00%, 12/01/26	5,000,000	5,524,550
California State Economic Recovery GO, Series A,
5.00%, 7/01/15	6,115,000	6,260,292
Pre-Refunded, 5.00%, 7/01/15	4,555,000	4,661,633
California State GO,
5.25%, 6/01/16	515,000	525,444
Refunding, 5.00%, 2/01/22	15,000,000	17,335,350
Refunding, 5.25%, 9/01/22	16,330,000	19,208,816
Refunding, 5.00%, 10/01/22	15,785,000	18,262,456
California State Health Facilities Financing Authority Revenue, Community Program for Persons
with Developmental Disabilities, Series A, California Mortgage Insured, 6.00%, 2/01/24	2,000,000	2,309,340
California State Municipal Finance Authority Revenue,
Kern Regional Center Project, Series A, 6.00%, 5/01/19	1,320,000	1,461,266
Kern Regional Center Project, Series A, 6.875%, 5/01/25	1,500,000	1,624,710
Loma Linda University, 5.00%, 4/01/24	1,180,000	1,216,863
South Central Los Angeles Regional Center Project, Community Impact Development,
5.25%, 12/01/27	3,990,000	3,912,674
California State Public Works Board Lease Revenue,
California State University Projects, Series B-1, 5.375%, 3/01/25	2,500,000	2,739,950
Department of Corrections and Rehabilitation, Refunding, Series J, 5.00%, 1/01/21	3,000,000	3,167,760
Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18	1,325,000	1,328,750
Department of General Services, Buildings 8 and 9, Series A, 5.75%, 4/01/23	4,000,000	4,529,160
Department of General Services, Buildings 8 and 9, Series A, 6.00%, 4/01/24	6,605,000	7,613,517
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J,
5.50%, 11/01/25	4,725,000	5,302,962
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J,
5.50%, 11/01/26	1,000,000	1,113,330
Trustees of the California State University, Series D, 5.00%, 9/01/25	2,920,000	3,205,547
Trustees of the California State University, Series D, 5.00%, 9/01/26	4,650,000	5,068,732

44 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Public Works Board Lease Revenue, (continued)
Various Capital Projects, Series A, Sub Series A-1, 5.25%, 3/01/22	$7,475,000	$8,337,615
Various Capital Projects, Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,567,939
Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/20	6,405,000	7,281,140
Various Capital Projects, Series G, Sub Series G-1, 5.125%, 10/01/22	14,555,000	16,344,392
California State University Revenue, Systemwide,
Refunding, Series A, 5.00%, 11/01/25	10,000,000	11,148,200
Series A, 5.00%, 11/01/26	11,000,000	12,242,230
California Statewide CDA Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/23	10,000,000	10,672,600
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,320,460
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/22	8,000,000	8,439,920
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 8/01/18	2,905,000	3,267,021
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 2/01/19	3,035,000	3,451,979
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 8/01/19	3,075,000	3,513,956
Poway RFH Housing, Series A, California Mortgage Insured, 5.00%, 11/15/28	500,000	506,965
Redwoods Project, Refunding, California Mortgage Insured, 5.00%, 11/15/28	1,000,000	1,041,020
Sutter Health, Series A, 5.00%, 8/15/24	2,000,000	2,194,740
Sutter Health, Series A, 5.00%, 8/15/25	4,715,000	5,087,391
Sutter Health, Series A, 5.00%, 8/15/27	7,005,000	7,354,409
Temporary 40, American Baptist Homes of the West, Series B, Sub Series B-3, 2.10%,
10/01/19	1,000,000	966,740
Temporary 55, American Baptist Homes of the West, Series B, Sub Series B-2, 2.40%,
10/01/20	1,000,000	949,510
Temporary 70, American Baptist Homes of the West, Series B, Sub Series B-1, 2.75%,
10/01/21	3,000,000	2,848,560
Viewpoint School, ACA Insured, Pre-Refunded, 4.50%, 10/01/17	460,000	474,435
Viewpoint School, ACA Insured, Pre-Refunded, 4.75%, 10/01/18	480,000	495,946
California Statewide CDA, MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured,
4.25%, 7/20/24	3,540,000	3,437,942
Carson RDA, Tax Allocation Housing, Series A, 5.00%,
10/01/22	1,975,000	1,991,709
10/01/23	2,135,000	2,146,956
10/01/24	2,245,000	2,247,380
10/01/25	1,700,000	1,689,443
Castaic Lake Water Agency Revenue COP, Water System Improvement Project,
Capital Appreciation, AMBAC Insured, zero cpn., 8/01/22	10,445,000	7,445,196
Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID No. 04-02, 5.00%,
9/02/24	970,000	965,975
Chabot-Las Positas Community College District GO, Alameda and Contra Costa Counties,
Refunding, 5.00%, 8/01/24	6,715,000	7,622,129
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured,
zero cpn., 8/01/17	5,235,000	4,927,339
Clovis Wastewater Revenue, Refunding, Build America Mutual Assurance, 5.00%, 8/01/28	1,200,000	1,270,128
Clovis Water Revenue, Refunding, Build America Mutual Assurance, 5.00%,
3/01/26	2,620,000	2,835,731
3/01/27	1,000,000	1,071,210
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%,
8/01/25	8,275,000	8,041,148

	Semiannual Report | 45

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Conejo Valley USD, GO, Election of 1998,
Series C, AGMC Insured, zero cpn., 8/01/17	$2,500,000	$2,356,425
Series D, NATL RE, FGIC Insured, Pre-Refunded, 4.50%, 8/01/19	4,000,000	4,098,320
Corona-Norco USD,
COP, Series A, AGMC Insured, 5.00%, 4/15/19	1,310,000	1,458,528
COP, Series A, AGMC Insured, 5.00%, 4/15/22	1,465,000	1,562,247
GO, Capital Appreciation, Election of 2006, Series E, zero cpn. to 7/31/21,
5.30% thereafter, 8/01/25	4,645,000	3,374,221
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/24	1,565,000	1,653,250
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/25	1,000,000	1,049,130
Cupertino USD, GO, Santa Clara County, Refunding, 5.00%, 8/01/22	1,690,000	1,931,552
Desert Sands USD,
COP, Financing Project, AGMC Insured, 5.00%, 3/01/19	2,090,000	2,275,007
GO, Election of 2001, 5.25%, 8/01/21	2,015,000	2,284,970
East Side UHSD Santa Clara County GO, Refunding, AGMC Insured, 5.00%,
8/01/20	2,800,000	3,211,124
8/01/21	2,140,000	2,419,634
8/01/22	3,090,000	3,438,799
Eden Township Healthcare District COP, 5.00%, 6/01/18	1,505,000	1,609,643
Fairfax School District GO, Election of 2000, Series A, NATL RE, FGIC Insured, 5.00%,
11/01/17	470,000	474,766
Folsom PFA Special Tax Revenue,
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/23	1,005,000	1,007,472
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/24	1,055,000	1,054,072
Refunding, Series A, 5.00%, 9/01/19	1,000,000	1,058,910
Refunding, Series A, 5.00%, 9/01/20	1,270,000	1,335,138
Refunding, Series A, 5.00%, 9/01/21	1,335,000	1,384,582
Refunding, Series A, 5.00%, 9/01/22	1,400,000	1,436,540
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Pre-Refunded, zero cpn., 1/15/22	30,345,000	18,956,521
Capital Appreciation, Pre-Refunded, 5.875%, 1/15/26	1,765,000	1,789,657
NATL Insured, Pre-Refunded, 5.00%, 1/15/16	1,000,000	1,003,400
[a]Refunding, Series A, AGM Insured, zero cpn. to 1/14/24, 5.30% thereafter, 1/15/29	15,000,000	8,828,700
[a]Refunding, Series A, zero cpn. to 1/14/24, 5.70% thereafter, 1/15/25	2,500,000	1,424,650
[a]Refunding, Series A, zero cpn. to 1/15/24, 5.80% thereafter, 1/15/26	3,760,000	2,122,106
[a]Refunding, Series A, zero cpn. to 1/15/24, 5.90% thereafter, 1/15/27	6,395,000	3,574,549
Fullerthon School District Financing Authority Special Tax Revenue, senior lien, Refunding,
Series A, AGMC Insured, 5.00%,
9/01/27	1,000,000	1,035,570
9/01/28	1,040,000	1,065,553
Imperial Community College District GO, Refunding, AGMC Insured, 5.00%,
8/01/21	1,010,000	1,143,068
8/01/22	1,170,000	1,320,310
8/01/23	1,350,000	1,501,011
Irvine 1915 Act Special Assessment, Limited Obligation, Reassessment District No. 11-1,
5.00%, 9/02/26	500,000	515,260
Irvine USD Financing Authority Special Tax, Series A,
4.70%, 9/01/15	1,040,000	1,068,600
4.80%, 9/01/17	1,325,000	1,361,782

46 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Irvine USD Financing Authority Special Tax, Series A, (continued)
4.875%, 9/01/18	$1,490,000	$1,528,844
5.00%, 9/01/20	1,095,000	1,115,608
Jurupa PFA Special Tax Revenue, Series A, AGMC Insured, 5.00%,
9/01/30	2,750,000	2,783,440
9/01/33	5,000,000	5,011,050
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, 6.00%, 8/01/24	1,300,000	1,362,465
Lee Lake PFAR, Special Tax, junior lien, Refunding, Series B,
5.00%, 9/01/27	1,795,000	1,743,017
5.25%, 9/01/29	1,035,000	1,011,185
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%,
12/01/19	5,000,000	5,076,800
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%,
11/15/17	3,950,000	4,336,902
Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series A,
5.00%, 8/15/20	20,000,000	22,172,400
Los Angeles County MTA Sales Tax Revenue, Proposition C,
Refunding, Series B, 5.00%, 7/01/23	5,000,000	5,817,500
Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	17,290,800
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
Refunding, Series A, 5.00%, 10/01/22	2,750,000	3,190,908
Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series A,
5.00%, 7/01/25	5,135,000	5,843,271
Los Angeles GO, Judgement Obligation, Series A, 5.00%, 6/01/18	5,650,000	6,419,586
Los Angeles USD,
COP, 5.00%, 12/01/20	3,830,000	4,378,686
GO, Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/21	5,975,000	6,573,217
GO, Refunding, Series A-1, 5.00%, 7/01/23	13,335,000	15,693,028
GO, Refunding, Series A-1, FGIC Insured, 5.00%, 7/01/25	6,265,000	6,534,708
GO, Refunding, Series A-2, 5.00%, 7/01/21	5,000,000	5,898,100
GO, Refunding, Series A-2, FGIC Insured, 5.00%, 7/01/22	5,000,000	5,091,150
GO, Series D, 5.00%, 7/01/27	3,410,000	3,740,429
GO, Series I, 5.00%, 7/01/18	5,000,000	5,840,850
Los Angeles Wastewater System Revenue, Subordinate, Refunding,
Series A, 5.00%, 6/01/27	9,145,000	10,173,721
Series B, 5.00%, 6/01/28	11,700,000	12,897,144
Manteca USD Special Tax, CFD No. 1989-2, Series B, AGMC Insured, 5.00%,
9/01/22	1,000,000	1,093,140
9/01/26	1,280,000	1,330,611
Marina Joint Powers Financing Authority MFHR, Abrams B Apartments Financing, Mandatory
Put 11/15/16, FNMA Insured,
3.90%, 11/15/36	3,440,000	3,581,831
3.95%, 11/15/36	1,280,000	1,334,822
Martinez USD, GO, Election of 2010, Capital Appreciation, zero cpn. to 8/01/14,
5.375% thereafter, 8/01/26	5,000,000	5,196,050
Metropolitan Water District of Southern California Waterworks Revenue, Refunding, Series C,
5.00%, 10/01/26	8,010,000	9,008,286

Semiannual Report | 47

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Montebello USD, GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn.,
8/01/18	$1,455,000	$1,249,714
8/01/19	1,480,000	1,201,671
Moreno Valley USD, GO,
Capital Appreciation, Refunding, NATL Insured, zero cpn., 8/01/24	7,500,000	4,466,700
Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/17	2,000,000	2,054,840
Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/18	2,300,000	2,363,066
Mount Diablo USD, GO, Contra Costa County, Election of 2002, Refunding, Series B-2,
5.00%, 7/01/27	3,200,000	3,483,808
Mount San Antonio Community College District GO, Los Angeles County, Election of 2008,
Series A, zero cpn. to 8/1/23, 5.875% thereafter, 8/01/28	6,000,000	3,983,880
Murrieta PFA Special Tax Revenue, Refunding, 5.00%,
9/01/20	1,225,000	1,317,353
9/01/22	1,495,000	1,612,432
9/01/24	1,810,000	1,911,360
9/01/25	1,000,000	1,042,000
New Haven USD, GO, Capital Appreciation, Refunding, AGMC Insured, zero cpn.,
8/01/22	11,750,000	8,379,630
8/01/23	3,200,000	2,155,168
Northern California Power Agency Revenue, Geothermal Project No. 3, Series A,
5.00%, 7/01/23	2,000,000	2,206,260
5.25%, 7/01/24	2,000,000	2,211,140
Oakland USD Alameda County GO, Election of 2006, Series A, 6.50%, 8/01/23	2,200,000	2,490,048
Orange County CFD No. 2002-1 Special Tax, Ladera Ranch, Series A,
4.60%, 8/15/14	1,000,000	1,001,800
4.75%, 8/15/15	1,000,000	1,001,740
4.90%, 8/15/16	1,285,000	1,287,056
Orange County CFD No. 2003-1 Special Tax, Ladera Ranch, Series A,
4.90%, 8/15/17	1,000,000	1,001,500
5.10%, 8/15/18	1,000,000	1,001,520
Orange County CFD No. 2004-1 Special Tax, Ladera Ranch, Series A,
4.70%, 8/15/18	1,765,000	1,767,524
4.80%, 8/15/19	1,945,000	1,947,879
4.85%, 8/15/20	2,000,000	2,002,660
Oxnard Financing Authority Local Obligation Special Assessment, senior lien, Special District
Bond Refinancings, Refunding, Series A, 5.00%, 9/02/26	1,045,000	1,100,437
Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1, As Amended,
Series A, NATL Insured, 5.00%, 4/01/23	7,690,000	7,827,728
Palo Alto 1915 Act Special Assessment, Refunding and Improvement, Limited Obligation,
University Avenue Area Off-Street Parking AD, 5.00%,
9/02/28	1,000,000	1,047,140
9/02/29	1,280,000	1,335,654
Palo Verde Community College District COP, AMBAC Insured, 5.00%,
1/01/22	1,015,000	1,042,263
1/01/23	1,065,000	1,088,121
1/01/24	1,070,000	1,090,491
Perris UHSD Financing Authority Special Tax,
5.25%, 9/01/25	1,005,000	1,022,025
5.50%, 9/01/27	1,270,000	1,291,298
5.625%, 9/01/29	1,375,000	1,392,353
48 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X,
5.35%, 12/01/16	$1,000,000	$1,050,890
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
Series A, 5.00%,
7/01/16	1,420,000	1,519,244
7/01/21	1,695,000	1,747,409
Redlands USD, GO, Election of 2002, AGMC Insured, 5.00%, 7/01/19	1,000,000	1,002,210
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding,
Assured Guaranty, 5.00%,
8/01/19	2,010,000	2,189,975
8/01/20	2,315,000	2,450,821
8/01/21	2,050,000	2,138,909
Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, NATL RE,
FGIC Insured, 5.00%, 11/01/18	1,540,000	1,626,640
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 6.50%,
12/01/21	1,045,000	1,129,948
Desert Communities Redevelopment Project Area, second lien, Series D, 6.75%,
12/01/26	1,025,000	1,103,433
Jurupa Valley Redevelopment Project Area, Series B, 6.50%, 10/01/25	1,225,000	1,304,392
Riverside County Transportation Commission Sales Tax Revenue, Limited Tax, Refunding,
Series A, 5.25%,
6/01/25	3,500,000	4,087,825
6/01/27	4,000,000	4,570,400
Sacramento City Financing Authority Special Tax Revenue, Westlake and Regency Park,
Refunding, Series A, AGMC Insured, 5.00%, 9/01/21	1,305,000	1,428,035
Sacramento County COP, Refunding,
5.375%, 2/01/23	3,400,000	3,587,748
5.50%, 2/01/25	3,770,000	3,988,660
Sacramento County Special Tax, CFD No. 1, Improvement Area No. 1, Laguna Creek
Ranch/Elliott Ranch, Refunding, 5.00%, 9/01/20	1,510,000	1,600,072
Sacramento MUD Electric Revenue, Refunding, Series X, 5.00%, 8/15/25	10,000,000	11,043,200
San Bernardino County COP, Arrowhead Project, Refunding, Series A, 5.25%, 8/01/26	15,000,000	15,683,550
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project,
Series A, 5.00%, 9/01/26	8,000,000	8,472,400
San Diego RDA Tax Allocation Revenue, Naval Training Center, Series A, 5.00%, 9/01/25	1,000,000	1,003,860
San Francisco BART District GO, Election of 2004, Series C, 5.00%,
8/01/27	2,640,000	2,998,934
8/01/28	3,500,000	3,933,125
San Francisco City and County Airport Commission International Airport Revenue,
Issue 34D, Refunding, Second Series, 5.25%, 5/01/26	5,425,000	5,881,459
Refunding, Second Series G, 5.00%, 5/01/23	4,970,000	5,570,078
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%,
4/01/24	8,400,000	9,191,028
San Francisco City and County GO, Clean and Safe Neighborhood Parks, Series B, 4.75%,
6/15/19	2,610,000	3,035,952
San Francisco City and County RDA Hotel Occupancy Revenue, Refunding, AGMC Insured,
5.00%, 6/01/24	10,275,000	10,806,320

Semiannual Report | 49

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Francisco City and County Redevelopment Financing Authority Tax Allocation,
Mission Bay North Redevelopment, Series C, 5.875%, 8/01/25	$1,000,000	$1,095,360
Mission Bay South Redevelopment, Series D, 5.50%, 8/01/19	1,030,000	1,153,075
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/21	1,000,000	1,138,580
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/23	1,000,000	1,121,370
Mission Bay South Redevelopment, Series D, 6.00%, 8/01/25	1,465,000	1,594,696
Mission Bay South Redevelopment, Series D, 6.125%, 8/01/26	1,550,000	1,676,775
San Francisco Redevelopment Projects, Series B, 6.125%, 8/01/26	1,000,000	1,108,920
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
Refunding, Series A,
5.60%, 1/15/16	3,000,000	3,063,810
NATL Insured, zero cpn., 1/15/26	19,000,000	9,181,750
San Jose RDA Tax Allocation, Merged Area Redevelopment Project,
Refunding, Series D, AMBAC Insured, 5.00%, 8/01/23	13,000,000	13,280,540
Series B, XLCA Insured, 5.00%, 8/01/26	8,000,000	7,810,160
San Luis and Delta-Mendota Water Authority Revenue, DHCCP Development Project,
Refunding, Series A, 5.00%, 3/01/29	1,000,000	1,057,100
Sanger USD, GO, Election of 2006, Series A, AGMC Insured, 5.00%,
8/01/19	1,325,000	1,427,515
8/01/20	1,510,000	1,619,354
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A, 6.00%,
9/01/22	5,000,000	5,609,800
Santa Ana USD, GO,
Election of 1999, Series B, NATL RE, FGIC Insured, zero cpn., 8/01/14	3,125,000	3,105,063
Election of 2008, Series A, 5.25%, 8/01/25	2,000,000	2,200,080
Santa Margarita Water District Special Tax, CFD No. 99-1, Refunding, Series A,
5.00%, 9/01/25	1,000,000	1,030,740
5.00%, 9/01/26	1,000,000	1,030,630
5.00%, 9/01/27	1,000,000	1,022,260
5.125%, 9/01/28	1,060,000	1,077,702
5.25%, 9/01/29	1,000,000	1,011,480
Sonoma-Marin Area Rail Transit District Measure Q Sales Tax Revenue, Series A, 5.00%,
3/01/25	13,410,000	15,078,338
3/01/27	11,945,000	13,055,168
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway
Environmental Center, Series A, 5.25%, 9/01/24	3,500,000	3,576,930
South Gate PFA Tax Allocation Revenue, South Gate Redevelopment Project No. 1,
XLCA Insured, 5.00%, 9/01/16	735,000	746,422
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A,
5.25%, 11/01/19	2,500,000	2,758,875
Southern California Public Power Authority Revenue, Canyon Power Project, Refunding,
Series A, 5.00%, 7/01/19	1,500,000	1,765,110
Tulare County Board of Education COP, Capital Improvement Projects, Build America Mutual
Assurance, 5.00%, 5/01/28	1,040,000	1,057,753
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%,
1/01/24	5,000,000	5,551,600
Tustin CRDA Tax Allocation, Housing, AGMC Insured, 5.00%,
9/01/24	1,000,000	1,032,480
9/01/25	1,000,000	1,028,990

50 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
University of California Revenues, General,
Refunding, Series S, 5.00%, 5/15/19	$8,145,000	$9,415,783
Series U, 5.00%, 5/15/19	4,060,000	4,795,794
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25	3,035,000	3,112,666
West Kern Community College District COP, AMBAC Insured,
5.00%, 11/01/20	1,015,000	1,050,484
5.00%, 11/01/21	1,065,000	1,076,736
5.00%, 11/01/22	1,115,000	1,118,713
5.125%, 11/01/23	1,170,000	1,173,136
5.125%, 11/01/24	1,230,000	1,229,397
Whittier UHSD, GO, Capital Appreciation, Refunding, zero cpn.,
8/01/24	7,755,000	4,696,040
8/01/26	10,045,000	5,344,141
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.00%,
9/01/26	1,435,000	1,597,499
Yucaipa Valley Water District Water System Revenue COP, Series A, NATL Insured,
5.00%, 9/01/15	1,080,000	1,102,583
5.25%, 9/01/20	1,325,000	1,338,913
		1,090,280,348
U.S. Territories 4.3%
Guam 0.6%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.25%, 12/01/17	2,305,000	2,466,511
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%,
10/01/21	2,000,000	2,234,720
10/01/22	2,000,000	2,211,340
		6,912,571
Puerto Rico 3.7%
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.25%, 7/01/16	2,500,000	2,543,775
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	4,683,500
Series RR, NATL RE, FGIC Insured, 5.00%, 7/01/21	5,000,000	4,449,000
Series WW, 5.375%, 7/01/23	5,000,000	3,653,200
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B,
5.25%, 12/15/26	5,000,000	3,435,800
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3,
NATL Insured, 6.00%, 7/01/23	11,645,000	10,916,023
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding,
Series B, 6.00%, 8/01/24	8,000,000	6,077,840
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 5.00%,
8/01/24	10,000,000	8,649,900
		44,409,038
Total U.S. Territories		51,321,609
Total Municipal Bonds before Short Term Investments
(Cost $1,111,182,797)		1,141,601,957

Semiannual Report | 51

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Short Term Investments 2.4%
Municipal Bonds 2.4%
California 2.4%
[b]California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and Put,
0.02%, 11/01/26	$1,950,000	$1,950,000
[b]California State GO,
Series A, Sub Series A-2, Daily VRDN and Put, 0.02%, 5/01/33	7,600,000	7,600,000
Series A-1, Daily VRDN and Put, 0.01%, 5/01/33	13,400,000	13,400,000
[b]Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3,
Daily VRDN and Put, 0.01%, 7/01/35	6,000,000	6,000,000
Total Short Term Investments (Cost $28,950,000)		28,950,000
Total Investments (Cost $1,140,132,797) 97.8%		1,170,551,957
Other Assets, less Liabilities 2.2%		26,921,249
Net Assets 100.0%		$1,197,473,206

See Abbreviations on page 72.

aAll of the securities purchased on a when-issued basis. See Note 1(b).
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

52 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin California Tax-Free Trust

Financial Highlights

Franklin California Tax-Exempt Money Fund
	Six Months Ended
	December 31, 2013			Year Ended June 30,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	—	—	—	—	(—)[a]	0.006
Net realized and unrealized gains (losses)	—	(—)[a]	—	—	—	—
Total from investment operations	—	(—)[a]	—	—	(—)[a]	0.006
Less distributions from net investment income	—	—	—	—	—	(0.006)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	—%	—%	—%	—%	—%	0.57%

Ratios to average net assets[c]
Expenses before waiver and payments by
affiliates	0.53%	0.53%	0.54%	0.54%	0.54%	0.57%
Expenses net of waiver and payments by
affiliates	0.05%	0.12%	0.12%	0.23%	0.24%	0.46%
Net investment income (loss)	—%	—%	—%	—%	(—)%[d]	0.61%

Supplemental data
Net assets, end of period (000’s)	$670,124	$628,480	$564,477	$563,474	$630,453	$570,026

aAmount rounds to less than $0.001 per share.
bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dRounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 53

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited)

Franklin California Tax-Exempt Money Fund	Principal Amount	Value
Municipal Bonds 97.4%
California 97.4%
[a]California Educational Facilities Authority Revenue,
Stanford University, Refunding, Series L-2, Weekly VRDN and Put, 0.03%, 10/01/14	$5,800,000	$5,800,000
Stanford University, Refunding, Series L-3, Weekly VRDN and Put, 0.03%, 10/01/15	7,490,000	7,490,000
Stanford University, Refunding, Series L-5, Weekly VRDN and Put, 0.03%, 10/01/17	7,000,000	7,000,000
Various, California Institute of Technology, Refunding, Series A, Weekly VRDN and Put,
0.03%, 10/01/36	1,100,000	1,100,000
Various, California Institute of Technology, Series B, Weekly VRDN and Put, 0.05%,
10/01/36	21,850,000	21,850,000
Various, Stanford University, Refunding, Series L, Weekly VRDN and Put, 0.03%,
10/01/22	3,300,000	3,300,000
[a]California Health Facilities Financing Authority Revenue, Sisters Charity Health System,
Refunding, Weekly VRDN and Put, 0.04%, 12/01/17	12,200,000	12,200,000
[a]California HFAR, MFH III, Refunding, Series F, Weekly VRDN and Put, 0.03%, 2/01/32	6,125,000	6,125,000
[a]California Infrastructure and Economic Development Bank Revenue,
American National Red Cross, Refunding, Weekly VRDN and Put, 0.03%, 9/01/34	4,500,000	4,500,000
Los Angeles Special Project, Series A, Weekly VRDN and Put, 0.06%, 7/01/33	6,200,000	6,200,000
[a]California PCFA, PCR,
Exxon Mobil Project, Refunding, Series 2000, Daily VRDN and Put, 0.01%, 4/01/17	16,300,000	16,300,000
Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and Put, 0.02%, 11/01/26	16,900,000	16,900,000
Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and Put, 0.01%, 11/01/26	9,000,000	9,000,000
California State Department of Water Resources Water System Revenue, 0.08%, 1/30/14	8,943,000	8,943,000
[a]California State Economic Recovery GO, Series C-4, Daily VRDN and Put, 0.01%, 7/01/23	25,695,000	25,695,000
[a]California State GO,
Kindergarten, Refunding, Series A3, Daily VRDN and Put, 0.01%, 5/01/34	6,100,000	6,100,000
Series A, Sub Series A-2, Daily VRDN and Put, 0.02%, 5/01/33	18,425,000	18,425,000
Series A-1, Daily VRDN and Put, 0.01%, 5/01/33	14,200,000	14,200,000
Various Purpose, Refunding, Series A, Sub Series A1-2, Weekly VRDN and Put, 0.03%,
5/01/40	9,800,000	9,800,000
[a]California State Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series D, Weekly VRDN and Put, 0.05%, 11/01/34	5,900,000	5,900,000
Health Facility, Catholic Healthcare West, Series B, Weekly VRDN and Put, 0.04%,
3/01/47	11,725,000	11,725,000
Health Facility, Catholic Healthcare West, Series C, Weekly VRDN and Put, 0.03%,
3/01/47	13,400,000	13,400,000
St. Joseph Health System, Refunding, Series B, Daily VRDN and Put, 0.02%, 7/01/41	22,300,000	22,300,000
[a]California State HFAR, MF, Montecito Village, Series B, FHLMC Insured, Weekly VRDN and Put,
0.05%, 4/01/43	6,325,000	6,325,000
[a]California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone
Bonds,
Series A, Daily VRDN and Put, 0.01%, 11/01/35	5,300,000	5,300,000
Series B, Daily VRDN and Put, 0.01%, 11/01/35	20,700,000	20,700,000
California State RAN, Series A-1, 2.00%, 5/28/14	7,000,000	7,050,380
[a]California Statewide CDA Revenue,
John Muir Health, Refunding, Series A, Daily VRDN and Put, 0.01%, 8/15/36	9,550,000	9,550,000
John Muir Health, Refunding, Series C, Daily VRDN and Put, 0.02%, 8/15/27	2,325,000	2,325,000
Livermore Valley Performing Arts Center Project, Weekly VRDN and Put, 0.04%, 12/01/36	10,930,000	10,930,000
[a]Calleguas-Las Virgenes PFAR, Municipal Water District Project, Refunding, Series A,
Weekly VRDN and Put, 0.03%, 7/01/37	14,825,000	14,825,000

54 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Franklin California Tax-Exempt Money Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
[a]East Bay MUD Water System Revenue, Refunding, Series A-1, Weekly VRDN and Put, 0.03%,
6/01/38	$16,410,000	$16,410,000
[a]Elsinore Valley Municipal Water District COP, Refunding, Series B, Weekly VRDN and Put,
0.08%, 7/01/35	8,000,000	8,000,000
[a]Hillsborough COP, Refunding, Series A, Weekly VRDN and Put, 0.11%, 6/01/30	1,700,000	1,700,000
[a]Irvine 1915 Act Special Assessment,
Limited Obligation, AD No. 94-13, Daily VRDN and Put, 0.02%, 9/02/22	1,819,000	1,819,000
Limited Obligation, AD No. 97-16, Daily VRDN and Put, 0.02%, 9/02/22	4,800,000	4,800,000
Limited Obligation Improvement, AD No. 03-19, Series B, Daily VRDN and Put, 0.02%,
9/02/29	4,200,000	4,200,000
Limited Obligation Improvement, AD No. 94-15, Refunding, Daily VRDN and Put, 0.02%,
9/02/20	1,345,000	1,345,000
Limited Obligation Improvement, AD No. 97-17, Daily VRDN and Put, 0.02%, 9/02/23	7,800,000	7,800,000
[a]Irvine Ranch Water District GO, ID, Consolidated, Series B, Daily VRDN and Put, 0.02%,
10/01/41	3,850,000	3,850,000
[a]Irvine Ranch Water District Special Assessment, Consolidated, ID Nos. 105 230 and 250,
Weekly VRDN and Put, 0.02%, 8/01/16	2,100,000	2,100,000
Los Angeles County GO, TRAN, Series A, 2.00%, 2/28/14	5,500,000	5,515,950
[a]Los Angeles County Housing Authority MFHR,
Canyon Country Villas Project, Series H, Weekly VRDN and Put, 0.05%, 12/01/32	6,400,000	6,400,000
Malibu Meadows II Project, Refunding, Series C, Weekly VRDN and Put, 0.04%, 4/15/28	9,500,000	9,500,000
Malibu Meadows Project, Refunding, Series B, FNMA Insured, Weekly VRDN and Put,
0.04%, 4/15/28	9,425,000	9,425,000
[a]Los Angeles County MFMR,
Housing, Valencia Housing Project, Series C, FHLMC Insured, Weekly VRDN and Put, 0.05%,
4/01/31	11,875,000	11,875,000
Series A, FHLMC Insured, Weekly VRDN and Put, 0.05%, 7/01/14	4,500,000	4,500,000
[a]Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, Sub Series A-3, Weekly VRDN and Put, 0.03%,
7/01/35	3,250,000	3,250,000
Power System, Refunding, Series A, Sub Series A-6, Weekly VRDN and Put, 0.04%,
7/01/35	6,100,000	6,100,000
Power System, Refunding, Series B, Sub Series B-6, Daily VRDN and Put, 0.01%,
7/01/34	7,500,000	7,500,000
Power System, Series B, Sub Series B-7, Weekly VRDN and Put, 0.04%, 7/01/34	10,000,000	10,000,000
Water System, Refunding, Series B, Sub Series B-4, Weekly VRDN and Put, 0.04%,
7/01/35	12,350,000	12,350,000
Water System, Series B, Sub Series B-2, Daily VRDN and Put, 0.02%, 7/01/35	13,700,000	13,700,000
[a]Metropolitan Water District of Southern California Special Water Revenue, Refunding, Series A,
Weekly VRDN and Put, 0.02%, 10/01/29	23,000,000	23,000,000
[a]Oceanside MFHR, Shadow Way Apartments Project, Weekly VRDN and Put, 0.05%, 3/01/49	7,425,000	7,425,000
[a]Orange County Apartment Development Revenue,
Park Ridge Villas, Issue 1, Refunding, FNMA Insured, Weekly VRDN and Put, 0.04%,
11/15/28	9,100,000	9,100,000
Trabuco Woods, Refunding, Series J, FNMA Insured, Weekly VRDN and Put, 0.04%,
11/15/28	2,670,000	2,670,000
[a]Orange County Housing Authority MF Apartment Development Revenue, Lantern Pines Project,
Series CC, FNMA Insured, Weekly VRDN and Put, 0.07%, 12/01/27	4,045,000	4,045,000

Semiannual Report | 55

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Franklin California Tax-Exempt Money Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
[a]Sacramento MUD Electric Revenue, sub. bond, Refunding, Series K, Weekly VRDN and Put,
0.04%, 8/15/28	$11,500,000	$11,500,000
[a]San Diego County COP, San Diego Foundation, Weekly VRDN and Put, 0.06%, 8/01/36	4,120,000	4,120,000
[a]San Diego County Regional Transportation Commission Revenue, Limited Tax, Refunding,
Series D, Weekly VRDN and Put, 0.04%, 4/01/38	24,135,000	24,135,000
[a]Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities
Replacement Project, Series B, Weekly VRDN and Put, 0.06%, 11/15/25	24,635,000	24,635,000
[a]Santa Clara County MFHR, The Grove Garden Apartments, Refunding, Series A, Weekly VRDN
and Put, 0.05%, 2/15/27	2,200,000	2,200,000
[a]Santa Clara Valley Transportation Authority Sales Tax Revenue, Refunding,
Series A, Weekly VRDN and Put, 0.03%, 6/01/26	13,970,000	13,970,000
Series C, Weekly VRDN and Put, 0.05%, 6/01/26	6,080,000	6,080,000
[a]Union City MFR, Housing Mission Sierra, Refunding, Series A, FNMA Insured, Weekly VRDN and
Put, 0.04%, 7/15/29	9,400,000	9,400,000
[a]University of California Revenues, General,
Refunding, Series A, Weekly VRDN and Put, 0.05%, 5/15/48	8,000,000	8,000,000
Refunding, Series AL-3, Weekly VRDN and Put, 0.06%, 5/15/48	8,000,000	8,000,000
Series AL-1, Weekly VRDN and Put, 0.03%, 5/15/48	7,000,000	7,000,000
[a]Walnut Creek MFHR, Creekside Drive, FHLMC Insured, Weekly VRDN and Put, 0.05%,
4/01/27	3,730,000	3,730,000
Total Investments (Cost $652,408,330) 97.4%		652,408,330
Other Assets, less Liabilities 2.6%		17,715,908
Net Assets 100.0%		$670,124,238

See Abbreviations on page 72.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

56 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin California Tax-Free Trust

Financial Statements

Statements of Assets and Liabilities
December 31, 2013 (unaudited)

	Franklin	Franklin California	Franklin
	California	Intermediate-Term	California
	Insured Tax-Free	Tax-Free	Tax-Exempt
	Income Fund	Income Fund	Money Fund
Assets:
Investments in securities:
Cost	$1,729,036,192	$1,140,132,797	$652,408,330
Value	$1,789,089,565	$1,170,551,957	$652,408,330
Cash	8,638,768	27,831,420	17,606,055
Receivables:
Investment securities sold	37,013,750	—	—
Capital shares sold	269,155	8,386,083	273,103
Interest	27,489,123	14,880,381	124,674
Other assets	54	27	—
Total assets	1,862,500,415	1,221,649,868	670,412,162
Liabilities:
Payables:
Investment securities purchased	51,220,738	15,919,267	—
Capital shares redeemed	5,290,559	6,421,627	235,266
Management fees	696,571	468,833	—
Distribution fees	464,961	347,471	—
Transfer agent fees	135,161	142,624	24,289
Distributions to shareholders	1,466,398	855,118	—
Accrued expenses and other liabilities	82,981	21,722	28,369
Total liabilities	59,357,369	24,176,662	287,924
Net assets, at value	$1,803,143,046	$1,197,473,206	$670,124,238
Net assets consist of:
Paid-in capital	$1,782,172,158	$1,187,442,538	$670,128,603
Undistributed net investment income	4,240,053	864,197	—
Net unrealized appreciation (depreciation)	60,053,373	30,419,160	—
Accumulated net realized gain (loss)	(43,322,538)	(21,252,689)	(4,365)
Net assets, at value	$1,803,143,046	$1,197,473,206	$670,124,238

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 57

Franklin California Tax-Free Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
December 31, 2013 (unaudited)

	Franklin	Franklin California	Franklin
	California	Intermediate-Term	California
	Insured Tax-Free	Tax-Free	Tax-Exempt
	Income Fund	Income Fund	Money Fund
Class A:
Net assets, at value	$1,545,387,657	$791,886,846	$670,124,238
Shares outstanding	127,831,852	68,263,134	670,090,001
Net asset value per share[a]	$12.09	$11.60	$1.00
Maximum offering price per share (net asset value per share ÷ 95.75%,
97.75% and 100%, respectively)	$12.63	$11.87	$1.00
Class C:
Net assets, at value	$211,657,966	$200,696,041
Shares outstanding	17,273,494	17,242,175
Net asset value and maximum offering price per share[a]	$12.25	$11.64
Advisor Class:
Net assets, at value	$46,097,423	$204,890,319
Shares outstanding	3,806,950	17,625,886
Net asset value and maximum offering price per share	$12.11	$11.62

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

58 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin California Tax-Free Trust

Financial Statements (continued)

Statements of Operations
for the six months ended December 31, 2013 (unaudited)

	Franklin	Franklin California	Franklin
	California	Intermediate-Term	California
	Insured Tax-Free	Tax-Free	Tax-Exempt
	Income Fund	Income Fund	Money Fund
Investment income:
Interest	$48,142,714	$23,672,054	$155,105
Expenses:
Management fees (Note 3a)	4,377,428	2,778,839	1,580,065
Distribution fees: (Note 3c)
Class A	667,582	390,690	—
Class C	759,173	644,420	—
Transfer agent fees: (Note 3e)
Class A	231,168	151,154	68,781
Class C	32,909	38,357	—
Advisor Class	7,589	39,932	—
Custodian fees	9,418	5,524	2,633
Reports to shareholders	35,757	23,693	12,230
Registration and filing fees	7,303	7,620	2,945
Professional fees	25,018	21,374	15,591
Trustees’ fees and expenses	26,306	13,484	6,480
Other	61,140	45,292	25,925
Total expenses	6,240,791	4,160,379	1,714,650
Expenses waived/paid by affiliates (Note 3f)	—	—	(1,559,545)
Net expenses	6,240,791	4,160,379	155,105
Net investment income	41,901,923	19,511,675	—
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(22,122,396)	(8,750,935)	—
Net change in unrealized appreciation (depreciation) on investments	(22,250,034)	(5,217,589)	—
Net realized and unrealized gain (loss)	(44,372,430)	(13,968,524)	—
Net increase (decrease) in net assets resulting from operations	$(2,470,507)	$5,543,151	$—

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 59

Franklin California Tax-Free Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin California		Franklin California
	Insured		Intermediate-Term
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	December 31, 2013	Year Ended	December 31, 2013	Year Ended
	(unaudited)	June 30, 2013	(unaudited)	June 30, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$41,901,923	$88,336,683	$19,511,675	$36,359,707
Net realized gain (loss) from
investments	(22,122,396)	(7,275,724)	(8,750,935)	(1,635,513)
Net change in unrealized appreciation
(depreciation) on investments	(22,250,034)	(61,604,593)	(5,217,589)	(32,803,614)
Net increase (decrease) in net assets
resulting from operations	(2,470,507)	19,456,366	5,543,151	1,920,580
Distributions to shareholders from:
Net investment income:
Class A	(34,270,518)	(74,353,675)	(12,678,165)	(24,959,449)
Class B	—	(18,360)	—	—
Class C	(4,168,368)	(9,800,192)	(2,672,507)	(4,954,211)
Advisor Class	(1,149,285)	(2,628,132)	(3,435,144)	(6,472,070)
Total distributions to shareholders	(39,588,171)	(86,800,359)	(18,785,816)	(36,385,730)
Capital share transactions: (Note 2)
Class A	(196,361,403)	(50,723,423)	15,386,472	65,642,647
Class B	—	(1,557,987)	—	—
Class C	(52,165,525)	(6,026,956)	5,637,031	29,358,001
Advisor Class	(14,822,817)	7,359,125	(11,290,074)	64,721,662
Total capital share transactions	(263,349,745)	(50,949,241)	9,733,429	159,722,310
Net increase (decrease) in
net assets	(305,408,423)	(118,293,234)	(3,509,236)	125,257,160
Net assets:
Beginning of period	2,108,551,469	2,226,844,703	1,200,982,442	1,075,725,282
End of period	$1,803,143,046	$2,108,551,469	$1,197,473,206	$1,200,982,442
Undistributed net investment income
included in net assets:
End of period	$4,240,053	$1,926,301	$864,197	$138,338

60 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin California Tax-Free Trust

Financial Statements (continued)

Statements of Changes in Net Assets (continued)

	Franklin California
	Tax-Exempt Money Fund
	Six Months Ended
	December 31, 2013	Year Ended
	(unaudited)	June 30, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$—	$—
Net realized gain (loss) from investments	—	(1,819)
Net increase (decrease) in net assets resulting from operations	—	(1,819)
Capital share transactions: (Note 2)	41,643,848	64,004,773
Net increase (decrease) in net assets	41,643,848	64,002,954
Net assets (there is no undistributed net investment income at beginning or end of period):
Beginning of period	628,480,390	564,477,436
End of period	$670,124,238	$628,480,390

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 61

Franklin California Tax-Free Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three funds (Funds). The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

Class A	Class A, Class C & Advisor Class
Franklin California Tax-Exempt Money Fund	Franklin California Insured Tax-Free Income Fund
Franklin California Intermediate-Term Tax-Free Income Fund

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds’ calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Securities in the California Tax-Exempt Money Fund are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

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Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

Certain funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2013, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

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Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2013, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Funds’ shares were as follows:

	Franklin California		Franklin California
	Insured		Intermediate-Term
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended December 31, 2013
Shares sold	144,745	$1,754,528	13,314,936	$154,678,310
Shares issued in reinvestment of
distributions	2,188,518	26,468,838	843,078	9,806,635
Shares redeemed	(18,593,260)	(224,584,769)	(12,843,023)	(149,098,473)
Net increase (decrease)	(16,259,997)	$(196,361,403)	1,314,991	$15,386,472
Year ended June 30, 2013
Shares sold	14,286,983	$185,886,523	19,580,870	$238,010,447
Shares issued in reinvestment of
distributions	4,317,211	55,854,477	1,583,944	19,258,002
Shares redeemed	(22,677,602)	(292,464,423)	(15,790,481)	(191,625,802)
Net increase (decrease)	(4,073,408)	$(50,723,423)	5,374,333	$65,642,647
Class B Shares:
Year ended June 30, 2013[a]
Shares sold	204	$2,664
Shares issued in reinvestment of
distributions	969	12,664
Shares redeemed	(120,663)	(1,573,315)
Net increase (decrease)	(119,490)	$(1,557,987)
Class C Shares:
Six Months ended December 31, 2013
Shares sold	72,618	$884,536	3,403,993	$39,691,958
Shares issued in reinvestment of
distributions	272,851	3,344,348	162,698	1,899,041
Shares redeemed	(4,611,132)	(56,394,409)	(3,086,800)	(35,953,968)
Net increase (decrease)	(4,265,663)	$(52,165,525)	479,891	$5,637,031

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Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin California		Franklin California
	Insured		Intermediate-Term
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class C Shares: (continued)
Year ended June 30, 2013
Shares sold	3,771,086	$49,625,540	5,174,344	$63,131,037
Shares issued in reinvestment of
distributions	587,723	7,704,230	288,543	3,518,984
Shares redeemed	(4,866,851)	(63,356,726)	(3,064,998)	(37,292,020)
Net increase (decrease)	(508,042)	$(6,026,956)	2,397,889	$29,358,001
Advisor Class Shares:
Six Months ended December 31, 2013
Shares sold	467,655	$5,690,969	5,529,767	$64,319,075
Shares issued in reinvestment of
distributions	74,002	896,247	179,387	2,090,501
Shares redeemed	(1,766,723)	(21,410,033)	(6,678,357)	(77,699,650)
Net increase (decrease)	(1,225,066)	$(14,822,817)	(969,203)	$(11,290,074)
Year ended June 30, 2013
Shares sold	2,535,890	$32,978,454	10,613,584	$129,435,930
Shares issued in reinvestment of
distributions	153,778	1,992,744	310,095	3,775,285
Shares redeemed	(2,131,877)	(27,612,073)	(5,635,333)	(68,489,553)
Net increase (decrease)	557,791	$7,359,125	5,288,346	$64,721,662

[a]Effective March 1, 2013, all class B Shares were converted to Class A.

				Franklin California
				Tax-Exempt
				Money Fund
				Amount
Class A Shares:
Six Months ended December 31, 2013
Shares sold				$150,450,025
Shares redeemed				(108,806,177)
Net increase (decrease)				$41,643,848
Year ended June 30, 2013
Shares sold				$464,183,768
Shares redeemed				(400,178,995)
Net increase (decrease)				$64,004,773

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Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund pay an investment management fee to Advisers based on the month-end net assets of each of the funds and the Franklin California Tax-Exempt Money Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board for the Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the funds’ Class A reimbursement distribution plans, the funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the funds’ Class C compensation distribution plans, the funds pay Distributors for costs

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Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (continued) c. Distribution Fees (continued)

incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin California	Franklin California
	Insured Tax-Free	Intermediate-Term
	Income Fund	Tax-Free Income Fund
Reimbursement Plans:
Class A	0.10%	0.10%
Compensation Plans:
Class C	0.65%	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin California	Franklin California	Franklin California
	Insured Tax-Free	Intermediate-Term	Tax-Exempt
	Income Fund	Tax-Free Income Fund	Money Fund
Sales charges retained net of commissions
paid to unaffiliated broker/dealers	$—	$42,661	$—
CDSC retained	$42,116	$68,700	$813

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended December 31, 2013, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin California	Franklin California	Franklin California
	Insured Tax-Free	Intermediate-Term	Tax-Exempt
	Income Fund	Tax-Free Income Fund	Money Fund
Transfer agent fees	$111,222	$229,443	$41,464

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
f.	Waiver and Expense Reimbursements

In efforts to prevent a negative yield in the Franklin California Tax-Exempt Money Fund, Advisers has voluntarily agreed to waive or limit its fees, assume as its own expense certain expenses otherwise payable by the fund and if necessary, make a capital infusion into the fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and without further notice. There is no guarantee that the fund will be able to avoid a negative yield.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At June 30, 2013, the capital loss carryforwards were as follows:

	Franklin	Franklin	Franklin
	California	California	California
	Insured Tax-Free	Intermediate-Term	Tax-Exempt
	Income Fund	Tax-Free Income Fund	Money Fund
Capital loss carryforwards subject to expiration:
2015	$—	$1,083,972	$—
2016	—	154,257	2,546
2017	1,446,203	5,166,158	—
2018	—	1,396,013	—
2019	7,062,310	2,006,118	—
Capital loss carryforwards not subject to expiration:
Short term	12,691,629	2,541,137	1,819
Long term	—	154,100	—
Total capital loss carryforwards	$21,200,142	$12,501,755	$4,365

At December 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin California	Franklin California	Franklin California
	Insured Tax-Free	Intermediate-Term	Tax-Exempt
	Income Fund	Tax-Free Income Fund	Money Fund
Cost of investments	$1,727,974,742	$1,139,753,865	$652,408,330

Unrealized appreciation	$74,685,075	$47,294,451		$—
Unrealized depreciation	(13,570,252)	(16,496,359)		—
Net unrealized appreciation
(depreciation)	$61,114,823	$30,798,092		$—

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts.

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Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2013, were as follows:

	Franklin California	Franklin California
	Insured Tax-Free	Intermediate-Term
	Income Fund	Tax-Free Income Fund
Purchases	$210,490,782	$135,609,797
Sales	$424,451,880	$140,874,348

6. SHAREHOLDER CONCENTRATIONS

The Franklin California Tax-Exempt Money Fund has a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At December 31, 2013, the fund had two affiliated shareholders, one holding 55.81% and the other holding 8.65% and one unaffiliated shareholder holding 8.50% of the Fund’s outstanding shares.

7. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within California. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

8. CREDIT FACILITY

The Franklin California Insured Tax-Free Income Fund and Franklin Intermediate-Term Tax-Free Income Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which, after an extension of the original terms, matured on February 14, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 14, 2014, the Borrowers renewed the Global Credit Facility which matures on February 13, 2015.

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Notes to Financial Statements (unaudited) (continued)

8. CREDIT FACILITY (continued)

Under the terms of the Global Credit Facility, the funds shall, in addition to interest charged on any borrowings made by the funds and other costs incurred by the funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the period ended December 31, 2013, the Funds did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2013, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

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Notes to Financial Statements (unaudited) (continued)

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS
Selected Portfolio

1915 Act	- Improvement Bond Act of 1915	MF	-Multi-Family
ABAG	- The Association of Bay Area Governments	MFH	-Multi-FamilyHousing
ACA	- American Capital Access Holdings Inc.	MFHR	-Multi-FamilyHousing Revenue
AD	- Assessment District	MFMR	-Multi-FamilyMortgage Revenue
AGMC	- Assured Guaranty Municipal Corp.	MFR	-Multi-FamilyRevenue
AMBAC	- American Municipal Bond Assurance Corp.	MTA	- Metropolitan Transit Authority
BART	- Bay Area Rapid Transit	MUD	-MunicipalUtility District
BHAC	- Berkshire Hathaway Assurance Corp.	NATL	- National Public Financial Guarantee Corp.
CDA	- Community Development Authority/Agency	NATL RE	- National Public Financial Guarantee Corp.
CFD	- Community Facilities District		Reinsured
COP	- Certificate of Participation	PBA	-PublicBuilding Authority
CRDA	- Community Redevelopment Authority/Agency	PCFA	- Pollution Control Financing Authority
ETM	- Escrow to Maturity	PCR	- Pollution Control Revenue
FGIC	-FinancialGuaranty Insurance Co.	PFA	-PublicFinancing Authority
FHA	- Federal Housing Authority/Agency	PFAR	-PublicFinancing Authority Revenue
FHLMC	- Federal Home Loan Mortgage Corp.	RAN	- Revenue Anticipation Note
FICO	-FinancingCorp.	RDA	- Redevelopment Agency/Authority
FNMA	- Federal National Mortgage Association	SFMR	-SingleFamily Mortgage Revenue
GNMA	- Government National Mortgage Association	TRAN	- Tax and Revenue Anticipation Note
GO	-GeneralObligation	UHSD	-Unified/UnionHigh School District
HFAR	-HousingFinance Authority Revenue	USD	-Unified/UnionSchool District
ID	- Improvement District	XLCA	- XL Capital Assurance

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 27,2014

By /s/ GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 27, 2014